UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


LOGO OF USAA
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

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         SEMIANNUAL REPORT
         USAA HIGH INCOME FUND
         FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
         JANUARY 31, 2015

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          37

   Financial Statements                                                       41

   Notes to Financial Statements                                              44

EXPENSE EXAMPLE                                                               63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202741-0315

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) SEEKS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

         [PHOTO OF R. MATTHEW FREUND]             [PHOTO OF JULIANNE BASS]
           R. MATTHEW FREUND, CFA                   JULIANNE BASS, CFA
           USAA Asset                               USAA Asset
           Management Company                       Management Company

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o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the six-month reporting period began, longer-term interest rates trended down. They edged up during September 2014 on speculation that an improving U.S. economy would lead the Federal Reserve (the Fed) to raise short-term interest rates sooner than expected. In early October, rates fell on a slide in oil prices as well as fears regarding the Ebola outbreak. The U.S. equity market also declined, with the S&P 500(R) Index dropping almost 100 points during the month. On October 29, 2014, as previously announced, the Fed ended its quantitative easing (QE) bond-buying program. Almost immediately, the Bank of Japan announced an even larger QE program.

    During November, after the Fed suggested it would wait a "considerable time" before raising short-term interest rates, stocks rebounded and longer-term interest rates rose. Rates took a new turn downward in early December 2014 on a further drop in oil prices, eurozone economic weakness, slowing growth in China, and concerns about Russia. During January 2015, longer-term rates continued to fall, with volatility increasing mid-month after Switzerland's central bank announced it was exiting its currency peg to the euro, causing the Swiss franc to appreciate significantly versus the euro and driving the yield on Swiss government bonds into negative territory. Also in January, the Fed said it believed the U.S. economy was on more solid footing, but it did not withdraw earlier statements that it would be "patient" about raising short-term interest rates. Meanwhile, the European Central Bank said it would expand its own QE program by increasing the amount and types of bonds it can purchase.

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2  | USAA HIGH INCOME FUND

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                       o 10-YEAR U.S. TREASURY YIELDS o

                    [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                           YIELD IN
                                                            PERCENT
 7/31/2014                                                   2.559
  8/1/2014                                                   2.493
  8/4/2014                                                   2.483
  8/5/2014                                                   2.485
  8/6/2014                                                   2.472
  8/7/2014                                                   2.412
  8/8/2014                                                   2.421
 8/11/2014                                                   2.428
 8/12/2014                                                    2.45
 8/13/2014                                                   2.418
 8/14/2014                                                   2.402
 8/15/2014                                                   2.341
 8/18/2014                                                   2.394
 8/19/2014                                                   2.401
 8/20/2014                                                   2.427
 8/21/2014                                                   2.408
 8/22/2014                                                   2.403
 8/25/2014                                                   2.383
 8/26/2014                                                   2.397
 8/27/2014                                                   2.358
 8/28/2014                                                   2.337
 8/29/2014                                                   2.344
  9/1/2014                                                   2.344
  9/2/2014                                                   2.422
  9/3/2014                                                   2.397
  9/4/2014                                                   2.451
  9/5/2014                                                    2.46
  9/8/2014                                                   2.472
  9/9/2014                                                   2.504
 9/10/2014                                                   2.542
 9/11/2014                                                   2.551
 9/12/2014                                                   2.611
 9/15/2014                                                    2.59
 9/16/2014                                                   2.593
 9/17/2014                                                   2.621
 9/18/2014                                                   2.615
 9/19/2014                                                   2.575
 9/22/2014                                                   2.565
 9/23/2014                                                   2.528
 9/24/2014                                                   2.565
 9/25/2014                                                   2.503
 9/26/2014                                                   2.529
 9/29/2014                                                   2.478
 9/30/2014                                                    2.49
 10/1/2014                                                   2.386
 10/2/2014                                                   2.426
 10/3/2014                                                   2.435
 10/6/2014                                                   2.421
 10/7/2014                                                    2.34
 10/8/2014                                                   2.322
 10/9/2014                                                   2.314
10/10/2014                                                   2.281
10/13/2014                                                   2.281
10/14/2014                                                   2.198
10/15/2014                                                   2.137
10/16/2014                                                   2.157
10/17/2014                                                   2.194
10/20/2014                                                   2.192
10/21/2014                                                   2.223
10/22/2014                                                   2.217
10/23/2014                                                   2.272
10/24/2014                                                   2.269
10/27/2014                                                   2.261
10/28/2014                                                   2.297
10/29/2014                                                   2.318
10/30/2014                                                   2.306
10/31/2014                                                   2.336
 11/3/2014                                                   2.343
 11/4/2014                                                   2.334
 11/5/2014                                                   2.343
 11/6/2014                                                   2.387
 11/7/2014                                                   2.298
11/10/2014                                                   2.361
11/11/2014                                                   2.361
11/12/2014                                                   2.372
11/13/2014                                                   2.341
11/14/2014                                                   2.321
11/17/2014                                                   2.341
11/18/2014                                                   2.316
11/19/2014                                                    2.36
11/20/2014                                                   2.338
11/21/2014                                                   2.311
11/24/2014                                                   2.307
11/25/2014                                                   2.258
11/26/2014                                                   2.246
11/27/2014                                                   2.246
11/28/2014                                                   2.165
 12/1/2014                                                   2.236
 12/2/2014                                                   2.293
 12/3/2014                                                   2.281
 12/4/2014                                                   2.235
 12/5/2014                                                   2.307
 12/8/2014                                                   2.258
 12/9/2014                                                   2.214
12/10/2014                                                   2.165
12/11/2014                                                   2.163
12/12/2014                                                   2.083
12/15/2014                                                   2.119
12/16/2014                                                    2.06
12/17/2014                                                   2.137
12/18/2014                                                   2.208
12/19/2014                                                   2.163
12/22/2014                                                   2.159
12/23/2014                                                   2.262
12/24/2014                                                   2.264
12/25/2014                                                   2.264
12/26/2014                                                   2.251
12/29/2014                                                   2.203
12/30/2014                                                   2.188
12/31/2014                                                   2.172
  1/1/2015                                                   2.172
  1/2/2015                                                   2.111
  1/5/2015                                                   2.033
  1/6/2015                                                   1.941
  1/7/2015                                                   1.969
  1/8/2015                                                   2.019
  1/9/2015                                                   1.946
 1/12/2015                                                   1.908
 1/13/2015                                                   1.901
 1/14/2015                                                   1.856
 1/15/2015                                                   1.716
 1/16/2015                                                   1.838
 1/19/2015                                                   1.838
 1/20/2015                                                   1.789
 1/21/2015                                                   1.873
 1/22/2015                                                   1.864
 1/23/2015                                                   1.798
 1/26/2015                                                   1.825
 1/27/2015                                                   1.824
 1/28/2015                                                   1.722
 1/29/2015                                                   1.752
 1/30/2015                                                   1.642

                                   [END OF CHART]

       Source: Bloomberg Finance L.P.

    At the end of the reporting period, market participants seemed to believe that the Fed might raise interest rates late during the fourth quarter of 2015. However, we believe that the Fed is likely to keep rates lower for a longer period of time, as inflation remains muted and unemployment levels have improved despite the global economic slowdown. We consider it unlikely that the Fed will act solely out of a desire to normalize interest rates.

    The U.S. Treasury yield curve flattened during the reporting period, with longer-term maturities falling more than shorter-term maturities. The 10-year U.S. Treasury yield, which had started the period at 2.56%, fell 92 basis points to end the period at 1.64%. The 30-year U.S. Treasury yield fell 109 basis points, while three-year and five-year U.S. Treasury yields fell by 26 basis points and 60 basis points, respectively. The flattening yield curve was attributable to eurozone economic weakness, slowing growth in China, a decline in oil prices, and a stronger U.S. dollar, which collectively dampened inflationary expectations. Meanwhile, the U.S. stock market generated a modest gain for the reporting period overall.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    Yield spreads widened across the credit spectrum, with single A, BBB, and high-yield spreads widening 28 basis points, 53 basis points, and 122 basis points, respectively. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) are generally considered an indication of risk: the wider the spread, the greater the credit risk. Altogether, yields on investment-grade corporate bonds fell slightly, while yields on high-yield bonds rose.

    High-yield bond prices (which move in the opposite direction of yields) declined during the reporting period, pressured by the precipitous drop in oil prices and the deteriorating outlook for energy companies, especially exploration and production companies. Weakness in the metals and mining sector, driven by lower commodity prices, also dampened the performance of high-yield bonds. In this environment, high-yield securities underperformed both stocks and intermediate-term bonds--a departure from the asset class' long-term track record. Historically, high-yield securities tend to perform between stocks and high-quality bonds, with generally less volatility. This tendency to act differently, which reoccurred in January, could provide long-term investors with diversification benefits.

    At the end of the reporting period, default expectations remained relatively low, with the high-yield default rate below the 20-year average. The trailing 12-month high-yield default rate, according to J.P. Morgan, was 3.03% at the end of January 2015 versus 0.63% in January 2014. The increase was due to the very large and widely expected defaults of Energy Futures Holdings and a unit of Caesar's Entertainment Operating Co., Inc. Excluding the Energy Futures Holdings default (which falls out of the 12-month default calculation in April 2015), the trailing 12-month default rate would have been 1.73% at the end of the reporting period. That said, default risk in the energy sector is expected to increase as long as crude oil prices remain low.

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4  | USAA HIGH INCOME FUND

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                       o HYBRID ASSET CLASS COMPARATIVE RETURNS o

                    [CHART OF HYBRID ASSET CLASS COMPARATIVE RETURNS]

                   CITIGROUP 10-YEAR                                USAA HIGH
                    U.S. TREASURY            S&P 500               INCOME FUND
                       INDEX                  INDEX                  SHARES
 7/31/2014              0.00%                  0.00%                  0.00%
  8/1/2014              0.44%                 -0.29%                 -0.22%
  8/4/2014              0.59%                  0.43%                 -0.22%
  8/5/2014              0.64%                 -0.53%                 -0.11%
  8/6/2014              0.73%                 -0.50%                 -0.22%
  8/7/2014              1.19%                 -1.03%                 -0.22%
  8/8/2014              1.27%                  0.11%                 -0.11%
 8/11/2014              1.25%                  0.41%                  0.00%
 8/12/2014              1.05%                  0.25%                  0.11%
 8/13/2014              1.31%                  0.95%                  0.22%
 8/14/2014              1.53%                  1.39%                  0.34%
 8/15/2014              2.00%                  1.40%                  0.45%
 8/18/2014              1.67%                  2.27%                  0.56%
 8/19/2014              1.55%                  2.80%                  0.56%
 8/20/2014              1.32%                  3.06%                  0.67%
 8/21/2014              1.51%                  3.37%                  0.67%
 8/22/2014              1.54%                  3.18%                  0.67%
 8/25/2014              1.69%                  3.67%                  0.79%
 8/26/2014              1.69%                  3.78%                  0.79%
 8/27/2014              1.94%                  3.81%                  0.87%
 8/28/2014              2.18%                  3.65%                  0.98%
 8/29/2014              2.12%                  4.00%                  0.98%
  9/2/2014              1.45%                  3.95%                  0.98%
  9/3/2014              1.53%                  3.89%                  0.98%
  9/4/2014              1.20%                  3.73%                  0.75%
  9/5/2014              1.10%                  4.25%                  0.75%
  9/8/2014              1.04%                  3.95%                  0.64%
  9/9/2014              0.79%                  3.27%                  0.53%
 9/10/2014              0.48%                  3.66%                  0.42%
 9/11/2014              0.52%                  3.78%                  0.30%
 9/12/2014             -0.19%                  3.16%                  0.19%
 9/15/2014              0.02%                  3.09%                  0.19%
 9/16/2014              0.04%                  3.86%                  0.19%
 9/17/2014             -0.05%                  4.00%                  0.30%
 9/18/2014             -0.29%                  4.53%                  0.30%
 9/19/2014              0.08%                  4.48%                  0.42%
 9/22/2014              0.29%                  3.64%                  0.30%
 9/23/2014              0.58%                  3.05%                  0.08%
 9/24/2014              0.27%                  3.86%                 -0.04%
 9/25/2014              0.80%                  2.18%                 -0.26%
 9/26/2014              0.59%                  3.08%                 -0.47%
 9/29/2014              0.97%                  2.82%                 -0.70%
 9/30/2014              0.87%                  2.54%                 -0.47%
 10/1/2014              1.79%                  1.19%                 -0.47%
 10/2/2014              1.50%                  1.20%                 -0.47%
 10/3/2014              1.43%                  2.33%                 -0.36%
 10/6/2014              1.64%                  2.18%                 -0.25%
 10/7/2014              2.29%                  0.63%                 -0.36%
 10/8/2014              2.48%                  2.42%                 -0.36%
 10/9/2014              2.51%                  0.31%                 -0.59%
10/10/2014              2.73%                 -0.83%                 -0.93%
10/13/2014              2.75%                 -2.46%                 -1.04%
10/14/2014              3.64%                 -2.31%                 -1.27%
10/15/2014              4.68%                 -3.09%                 -1.49%
10/16/2014              4.13%                 -3.07%                 -1.38%
10/17/2014              3.73%                 -1.82%                 -0.81%
10/20/2014              3.89%                 -0.92%                 -0.70%
10/21/2014              3.67%                  1.02%                 -0.25%
10/22/2014              3.46%                  0.29%                 -0.25%
10/23/2014              3.07%                  1.53%                 -0.13%
10/24/2014              3.09%                  2.24%                 -0.13%
10/27/2014              3.24%                  2.09%                 -0.25%
10/28/2014              3.02%                  3.31%                 -0.13%
10/29/2014              2.69%                  3.18%                 -0.22%
10/30/2014              2.84%                  3.83%                 -0.11%
10/31/2014              2.61%                  5.05%                  0.01%
 11/3/2014              2.49%                  5.03%                  0.01%
 11/4/2014              2.54%                  4.74%                 -0.22%
 11/5/2014              2.49%                  5.37%                 -0.22%
 11/6/2014              2.27%                  5.80%                 -0.33%
 11/7/2014              2.85%                  5.86%                 -0.22%
11/10/2014              2.44%                  6.20%                 -0.33%
11/11/2014              2.45%                  6.27%                 -0.33%
11/12/2014              2.45%                  6.22%                 -0.22%
11/13/2014              2.60%                  6.29%                 -0.33%
11/14/2014              2.83%                  6.33%                 -0.33%
11/17/2014              2.66%                  6.41%                 -0.45%
11/18/2014              2.81%                  6.98%                 -0.56%
11/19/2014              2.57%                  6.83%                 -0.67%
11/20/2014              2.74%                  7.04%                 -0.79%
11/21/2014              2.92%                  7.62%                 -0.45%
11/24/2014              2.98%                  7.93%                 -0.45%
11/25/2014              3.38%                  7.81%                 -0.27%
11/26/2014              3.66%                  8.14%                 -0.27%
11/28/2014              4.07%                  7.87%                 -0.39%
 12/1/2014              3.84%                  7.14%                 -0.96%
 12/2/2014              3.23%                  7.83%                 -1.19%
 12/3/2014              3.23%                  8.26%                 -1.19%
 12/4/2014              3.51%                  8.14%                 -1.30%
 12/5/2014              3.05%                  8.32%                 -1.30%
 12/8/2014              3.52%                  7.55%                 -1.60%
 12/9/2014              3.87%                  7.52%                 -1.95%
12/10/2014              4.36%                  5.77%                 -2.29%
12/11/2014              4.27%                  6.28%                 -2.41%
12/12/2014              4.99%                  4.56%                 -2.98%
12/15/2014              4.86%                  3.90%                 -3.21%
12/16/2014              5.32%                  3.02%                 -3.77%
12/17/2014              4.60%                  5.12%                 -3.43%
12/18/2014              4.09%                  7.66%                 -2.73%
12/19/2014              4.34%                  8.15%                 -2.50%
12/22/2014              4.50%                  8.58%                 -2.27%
12/23/2014              3.60%                  8.78%                 -2.27%
12/24/2014              3.59%                  8.76%                 -2.27%
12/26/2014              3.74%                  9.12%                 -2.15%
12/29/2014              4.11%                  9.23%                 -2.15%
12/30/2014              4.28%                  8.71%                 -2.04%
12/31/2014              4.46%                  7.59%                 -2.15%
  1/2/2015              4.90%                  7.57%                 -2.04%
  1/5/2015              5.72%                  5.61%                 -2.27%
  1/6/2015              6.44%                  4.67%                 -2.50%
  1/7/2015              6.51%                  5.92%                 -2.27%
  1/8/2015              5.94%                  7.82%                 -2.04%
  1/9/2015              6.38%                  6.91%                 -1.92%
 1/12/2015              6.97%                  6.05%                 -2.04%
 1/13/2015              7.13%                  5.79%                 -2.15%
 1/14/2015              7.67%                  5.17%                 -2.38%
 1/15/2015              8.25%                  4.21%                 -2.38%
 1/16/2015              7.88%                  5.61%                 -2.27%
 1/20/2015              7.99%                  5.77%                 -2.27%
 1/21/2015              7.56%                  6.29%                 -2.27%
 1/22/2015              7.16%                  7.91%                 -2.15%
 1/23/2015              7.89%                  7.32%                 -2.04%
 1/26/2015              7.80%                  7.59%                 -1.92%
 1/27/2015              7.87%                  6.15%                 -2.04%
 1/28/2015              8.81%                  4.73%                 -2.02%
 1/29/2015              8.55%                  5.74%                 -1.91%
 1/30/2015              9.30%                  4.36%                 -1.91%

                                   [END OF CHART]

    Source: Bloomberg L.P.

o HOW DID THE USAA HIGH INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of -1.91%, -1.97%, and -2.04%, respectively. This compares to returns of -1.84% for the Credit Suisse High Yield Index (the Index) and -1.08% for the Lipper High Yield Bond Funds Index. At the same

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely-held, publicly-traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned U.S. Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in U.S. Treasuries.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 5.67%, 5.78%, and 5.37%, respectively, compared to 5.50% for the Lipper High Yield Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    In keeping with our investment process, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility, consistent with our belief that the Fund's performance should benefit from any risks taken. In choosing investments, we continued to select securities one at a time for the portfolio, evaluating each potential investment individually, rather than on the basis of thematic trends. Our team of credit analysts helped us identify attractive relative values across asset classes and among high-yield securities. They also continued to analyze and monitor every holding in the portfolio.

    During the reporting period, the Fund underperformed versus the Index and the Lipper High Yield Funds Index. The Fund benefited from its holdings of financial and health care high-yield bonds. Some of the portfolio's equity investments also enhanced returns. Conversely, the Fund's holdings of energy-related and metals and mining high-yield bonds detracted from performance. Many of these names were hurt by the decline in oil prices and the drop in commodities prices during the period.

    Thank you for your continued investment in the Fund.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Non-investment grade securities are considered speculative and are subject to significant risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more credit worthy investment-grade securities.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                        1/31/15                      7/31/14
--------------------------------------------------------------------------------
Net Assets                           $1.4 Billion                 $1.5 Billion
Net Asset Value Per Share                $8.44                        $8.91

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*       1 YEAR            5 YEARS             10 YEARS
           -1.91%             2.65%             9.03%               7.35%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                          5 YEARS                        10 YEARS
    3.53%                            9.46%                          7.30%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 1/31/15         EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
               5.29%                                        0.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    CREDIT SUISSE           USAA HIGH         LIPPER HIGH YIELD
                     HIGH YIELD            INCOME FUND           BOND FUNDS
                       INDEX                 SHARES                INDEX
 1/31/2005           $10,000.00            $10,000.00            $10,000.00
 2/28/2005            10,132.48             10,124.08             10,152.82
 3/31/2005             9,890.41              9,932.35              9,883.51
 4/30/2005             9,792.94              9,855.66              9,768.03
 5/31/2005             9,912.97              9,958.10              9,924.57
 6/30/2005            10,078.61             10,122.10             10,084.26
 7/31/2005            10,216.32             10,260.36             10,240.87
 8/31/2005            10,269.01             10,353.81             10,289.51
 9/30/2005            10,169.85             10,251.61             10,222.71
10/31/2005            10,074.24             10,166.57             10,138.43
11/30/2005            10,143.26             10,238.95             10,230.81
12/31/2005            10,227.93             10,351.09             10,325.17
 1/31/2006            10,359.40             10,479.86             10,458.33
 2/28/2006            10,463.44             10,575.42             10,546.01
 3/31/2006            10,544.41             10,621.61             10,589.14
 4/30/2006            10,615.45             10,679.12             10,650.16
 5/31/2006            10,644.57             10,680.35             10,626.88
 6/30/2006            10,584.98             10,631.20             10,567.58
 7/31/2006            10,675.71             10,730.81             10,648.23
 8/31/2006            10,824.36             10,909.81             10,793.25
 9/30/2006            10,959.19             11,044.52             10,912.57
10/31/2006            11,110.53             11,205.33             11,070.30
11/30/2006            11,312.37             11,376.00             11,261.42
12/31/2006            11,446.54             11,489.80             11,375.02
 1/31/2007            11,578.01             11,592.79             11,496.88
 2/28/2007            11,757.29             11,764.72             11,645.96
 3/31/2007            11,790.96             11,793.42             11,682.99
 4/30/2007            11,958.12             11,953.19             11,844.32
 5/31/2007            12,051.04             12,023.04             11,945.27
 6/30/2007            11,867.38             11,881.43             11,751.19
 7/31/2007            11,494.34             11,575.15             11,370.24
 8/31/2007            11,614.37             11,682.40             11,479.88
 9/30/2007            11,872.77             11,884.68             11,756.59
10/31/2007            11,965.69             11,932.02             11,857.83
11/30/2007            11,743.49             11,663.81             11,605.79
12/31/2007            11,749.55             11,635.77             11,617.21
 1/31/2008            11,563.36             11,370.13             11,380.49
 2/29/2008            11,435.59             11,244.79             11,227.18
 3/31/2008            11,409.16             11,173.29             11,210.17
 4/30/2008            11,857.62             11,445.41             11,630.31
 5/31/2008            11,902.23             11,529.17             11,690.28
 6/30/2008            11,615.55             11,259.12             11,382.60
 7/31/2008            11,458.99             11,108.33             11,234.94
 8/31/2008            11,490.47             11,134.80             11,250.57
 9/30/2008            10,681.94             10,364.94             10,410.62
10/31/2008             8,989.46              8,994.68              8,732.57
11/30/2008             8,213.92              8,262.66              7,984.75
12/31/2008             8,674.33              8,367.21              8,266.35
 1/31/2009             9,183.89              8,675.42              8,627.03
 2/28/2009             8,995.86              8,434.36              8,427.43
 3/31/2009             9,178.34              8,505.49              8,552.26
 4/30/2009            10,103.53              9,257.60              9,382.21
 5/31/2009            10,652.82             10,073.85              9,927.71
 6/30/2009            11,035.12             10,514.64             10,261.81
 7/31/2009            11,704.77             11,141.00             10,912.04
 8/31/2009            11,921.42             11,447.92             11,094.84
 9/30/2009            12,592.59             12,133.57             11,674.91
10/31/2009            12,822.20             12,413.58             11,847.15
11/30/2009            13,000.98             12,575.53             11,998.12
12/31/2009            13,377.72             12,903.13             12,357.46
 1/31/2010            13,548.08             13,197.67             12,514.07
 2/28/2010            13,589.32             13,254.53             12,532.94
 3/31/2010            13,976.16             13,720.31             12,931.26
 4/30/2010            14,300.22             14,061.03             13,212.40
 5/31/2010            13,844.86             13,494.52             12,723.32
 6/30/2010            14,004.95             13,627.45             12,824.25
 7/31/2010            14,437.75             14,054.28             13,282.45
 8/31/2010            14,456.27             14,111.61             13,274.49
 9/30/2010            14,839.74             14,518.87             13,678.70
10/31/2010            15,190.56             14,904.77             14,058.90
11/30/2010            15,030.13             14,817.12             13,917.36
12/31/2010            15,306.71             15,114.61             14,200.04
 1/31/2011            15,614.94             15,405.60             14,496.56
 2/28/2011            15,818.63             15,709.20             14,730.13
 3/31/2011            15,883.11             15,799.43             14,760.42
 4/30/2011            16,103.97             16,088.39             14,991.97
 5/31/2011            16,173.49             16,171.42             15,025.08
 6/30/2011            16,048.08             15,945.78             14,858.38
 7/31/2011            16,268.26             16,061.64             14,981.77
 8/31/2011            15,666.29             15,328.69             14,308.39
 9/30/2011            15,226.58             14,815.80             13,802.76
10/31/2011            16,045.05             15,447.28             14,607.42
11/30/2011            15,754.33             15,163.59             14,278.41
12/31/2011            16,143.69             15,496.31             14,604.71
 1/31/2012            16,573.46             15,953.96             15,090.87
 2/29/2012            16,951.72             16,323.22             15,439.91
 3/31/2012            16,954.92             16,394.80             15,442.94
 4/30/2012            17,130.83             16,504.71             15,580.15
 5/31/2012            16,904.25             16,271.02             15,326.63
 6/30/2012            17,219.38             16,537.66             15,614.56
 7/31/2012            17,522.22             16,863.85             15,900.29
 8/31/2012            17,732.64             17,164.21             16,101.49
 9/30/2012            17,955.19             17,430.47             16,324.39
10/31/2012            18,109.05             17,690.41             16,465.25
11/30/2012            18,245.91             17,747.61             16,597.03
12/31/2012            18,518.79             18,058.35             16,859.38
 1/31/2013            18,759.34             18,405.78             17,104.11
 2/28/2013            18,867.58             18,562.81             17,194.28
 3/31/2013            19,062.35             18,797.07             17,373.79
 4/30/2013            19,413.17             19,119.39             17,700.60
 5/31/2013            19,301.23             19,128.38             17,600.63
 6/30/2013            18,799.24             18,639.27             17,142.40
 7/31/2013            19,173.46             18,954.01             17,479.05
 8/31/2013            19,063.03             18,814.07             17,354.94
 9/30/2013            19,249.21             18,970.33             17,539.56
10/31/2013            19,715.00             19,376.48             17,963.46
11/30/2013            19,792.61             19,465.52             18,038.13
12/31/2013            19,913.81             19,587.95             18,146.54
 1/31/2014            20,065.48             19,806.43             18,260.21
 2/28/2014            20,470.17             20,149.19             18,619.49
 3/31/2014            20,525.22             20,268.92             18,673.48
 4/30/2014            20,657.36             20,440.23             18,767.19
 5/31/2014            20,844.05             20,663.54             18,942.10
 6/30/2014            21,019.96             20,877.57             19,103.63
 7/31/2014            20,755.00             20,725.87             18,856.85
 8/31/2014            21,056.66             20,928.78             19,107.84
 9/30/2014            20,611.74             20,627.89             18,739.80
10/31/2014            20,807.18             20,727.52             18,946.72
11/30/2014            20,639.18             20,645.65             18,834.31
12/31/2014            20,284.66             20,279.70             18,552.40
 1/31/2015            20,371.86             20,330.33             18,653.34

                               [END OF CHART]

                       Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES
(INSTITUTIONAL SHARES) (Ticker Symbol: UIHIX)

--------------------------------------------------------------------------------
                                        1/31/15                      7/31/14
--------------------------------------------------------------------------------
Net Assets                           $776.0 Million               $757.4 Million
Net Asset Value Per Share                $8.43                        $8.91

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*     1 YEAR        5 YEARS       SINCE INCEPTION 8/01/08
          -1.97%            2.75%         9.22%                 9.98%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                  5 YEARS                    SINCE INCEPTION 8/01/08
     3.64%                   9.68%                              10.09%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 1/31/15**           EXPENSE RATIO AS OF 7/31/14***
--------------------------------------------------------------------------------
              5.39%                                      0.76%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                       INVESTMENT OVERVIEW |  9

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                  USAA HIGH INCOME       CREDIT SUISSE           LIPPER HIGH
                 FUND INSTITUTIONAL        HIGH YIELD             YIELD BOND
                       SHARES                INDEX               FUNDS INDEX
 7/31/2008            $10,000.00           $10,000.00            $10,000.00
 8/31/2008             10,026.02            10,027.47             10,013.91
 9/30/2008              9,335.20             9,321.88              9,266.29
10/31/2008              8,103.33             7,844.90              7,772.69
11/30/2008              7,445.43             7,168.10              7,107.07
12/31/2008              7,543.33             7,569.89              7,357.71
 1/31/2009              7,823.87             8,014.57              7,678.75
 2/28/2009              7,609.28             7,850.48              7,501.09
 3/31/2009              7,676.57             8,009.73              7,612.19
 4/30/2009              8,357.89             8,817.12              8,350.92
 5/31/2009              9,096.76             9,296.47              8,836.46
 6/30/2009              9,497.08             9,630.09              9,133.84
 7/31/2009             10,065.93            10,214.48              9,712.59
 8/31/2009             10,345.72            10,403.55              9,875.29
 9/30/2009             10,968.20            10,989.26             10,391.60
10/31/2009             11,223.91            11,189.64             10,544.91
11/30/2009             11,372.72            11,345.65             10,679.29
12/31/2009             11,671.04            11,674.43             10,999.13
 1/31/2010             11,939.80            11,823.10             11,138.53
 2/28/2010             11,993.82            11,859.09             11,155.32
 3/31/2010             12,402.89            12,196.68             11,509.86
 4/30/2010             12,729.23            12,479.47             11,760.10
 5/31/2010             12,219.38            12,082.09             11,324.77
 6/30/2010             12,327.95            12,221.80             11,414.61
 7/31/2010             12,733.43            12,599.49             11,822.45
 8/31/2010             12,772.39            12,615.65             11,815.36
 9/30/2010             13,143.99            12,950.30             12,175.14
10/31/2010             13,512.55            13,256.45             12,513.55
11/30/2010             13,435.99            13,116.45             12,387.57
12/31/2010             13,709.37            13,357.82             12,639.18
 1/31/2011             13,976.04            13,626.80             12,903.10
 2/28/2011             14,254.25            13,804.56             13,111.00
 3/31/2011             14,339.23            13,860.82             13,137.96
 4/30/2011             14,587.46            14,053.56             13,344.06
 5/31/2011             14,665.36            14,114.23             13,373.53
 6/30/2011             14,463.99            14,004.79             13,225.15
 7/31/2011             14,588.71            14,196.94             13,334.98
 8/31/2011             13,926.64            13,671.61             12,735.61
 9/30/2011             13,445.71            13,287.89             12,285.56
10/31/2011             14,021.53            14,002.14             13,001.78
11/30/2011             13,766.01            13,748.44             12,708.93
12/31/2011             14,070.91            14,088.23             12,999.37
 1/31/2012             14,488.88            14,463.28             13,432.09
 2/29/2012             14,844.97            14,793.38             13,742.76
 3/31/2012             14,912.45            14,796.17             13,745.45
 4/30/2012             15,014.83            14,949.68             13,867.58
 5/31/2012             14,804.97            14,751.95             13,641.93
 6/30/2012             15,050.08            15,026.96             13,898.22
 7/31/2012             15,349.07            15,291.24             14,152.54
 8/31/2012             15,606.31            15,474.87             14,331.62
 9/30/2012             15,869.23            15,669.08             14,530.02
10/31/2012             16,093.89            15,803.35             14,655.40
11/30/2012             16,168.58            15,922.79             14,772.69
12/31/2012             16,455.70            16,160.92             15,006.20
 1/31/2013             16,774.76            16,370.85             15,224.03
 2/28/2013             16,920.46            16,465.31             15,304.29
 3/31/2013             17,116.97            16,635.28             15,464.07
 4/30/2013             17,432.33            16,941.43             15,754.96
 5/31/2013             17,442.77            16,843.74             15,665.98
 6/30/2013             16,998.05            16,405.66             15,258.11
 7/31/2013             17,267.67            16,732.24             15,557.76
 8/31/2013             17,161.63            16,635.87             15,447.29
 9/30/2013             17,286.37            16,798.34             15,611.62
10/31/2013             17,679.02            17,204.83             15,988.93
11/30/2013             17,762.06            17,272.55             16,055.39
12/31/2013             17,875.99            17,378.33             16,151.88
 1/31/2014             18,056.69            17,510.69             16,253.06
 2/28/2014             18,391.93            17,863.85             16,572.84
 3/31/2014             18,481.69            17,911.89             16,620.90
 4/30/2014             18,639.83            18,027.21             16,704.31
 5/31/2014             18,865.99            18,190.13             16,860.00
 6/30/2014             19,041.80            18,343.64             17,003.77
 7/31/2014             18,926.50            18,112.41             16,784.12
 8/31/2014             19,113.39            18,375.67             17,007.52
 9/30/2014             18,818.71            17,987.40             16,679.94
10/31/2014             18,911.20            18,157.95             16,864.11
11/30/2014             18,837.81            18,011.34             16,764.06
12/31/2014             18,527.14            17,701.96             16,513.13
 1/31/2015             18,552.88            17,778.06             16,602.97

                                   [END OF CHART]

                        Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                         1/31/15                  7/31/14
--------------------------------------------------------------------------------
Net Assets                           $12.1 Million                $9.2 Million
Net Asset Value Per Share                $8.45                        $8.92

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*           1 YEAR              SINCE INCEPTION 8/01/10
      -2.04%                   2.48%                        8.29%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                                         SINCE INCEPTION 8/01/10
    3.36%                                                    8.42%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 1/31/15
--------------------------------------------------------------------------------
    UNSUBSIDIZED            5.06%                  SUBSIDIZED            5.10%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 7/31/14***
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT    1.19%       AFTER REIMBURSEMENT              1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.20% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA HIGH INCOME       CREDIT SUISSE       LIPPER HIGH YIELD
                    FUND ADVISER           HIGH YIELD            BOND FUNDS
                      SHARES                 INDEX                 INDEX
 7/31/2010          $10,000.00            $10,000.00            $10,000.00
 8/31/2010           10,030.71             10,012.83              9,994.01
 9/30/2010           10,316.99             10,278.43             10,298.32
10/31/2010           10,588.61             10,521.42             10,584.57
11/30/2010           10,524.02             10,410.30             10,478.01
12/31/2010           10,732.48             10,601.87             10,690.83
 1/31/2011           10,937.44             10,815.36             10,914.07
 2/28/2011           11,150.86             10,956.44             11,089.92
 3/31/2011           11,212.33             11,001.10             11,112.72
 4/30/2011           11,402.05             11,154.07             11,287.05
 5/31/2011           11,458.62             11,202.22             11,311.98
 6/30/2011           11,296.48             11,115.36             11,186.47
 7/31/2011           11,389.73             11,267.87             11,279.37
 8/31/2011           10,867.67             10,850.92             10,772.40
 9/30/2011           10,488.62             10,546.37             10,391.72
10/31/2011           10,935.08             11,113.26             10,997.53
11/30/2011           10,744.35             10,911.90             10,749.83
12/31/2011           10,977.63             11,181.59             10,995.50
 1/31/2012           11,300.22             11,479.26             11,361.51
 2/29/2012           11,573.59             11,741.25             11,624.29
 3/31/2012           11,622.25             11,743.46             11,626.57
 4/30/2012           11,698.18             11,865.31             11,729.87
 5/31/2012           11,530.79             11,708.37             11,539.01
 6/30/2012           11,703.61             11,926.64             11,755.79
 7/31/2012           11,932.28             12,136.39             11,970.90
 8/31/2012           12,142.34             12,282.14             12,122.38
 9/30/2012           12,342.50             12,436.28             12,290.19
10/31/2012           12,510.75             12,542.85             12,396.25
11/30/2012           12,549.54             12,637.64             12,495.46
12/31/2012           12,766.88             12,826.64             12,692.97
 1/31/2013           13,025.23             12,993.26             12,877.22
 2/28/2013           13,118.86             13,068.23             12,945.11
 3/31/2013           13,281.44             13,203.13             13,080.26
 4/30/2013           13,506.02             13,446.12             13,326.30
 5/31/2013           13,523.71             13,368.58             13,251.04
 6/30/2013           13,160.55             13,020.89             12,906.05
 7/31/2013           13,379.59             13,280.09             13,159.51
 8/31/2013           13,293.36             13,203.60             13,066.07
 9/30/2013           13,385.58             13,332.56             13,205.07
10/31/2013           13,684.01             13,655.18             13,524.21
11/30/2013           13,743.82             13,708.93             13,580.43
12/31/2013           13,826.14             13,792.88             13,662.04
 1/31/2014           13,961.33             13,897.93             13,747.62
 2/28/2014           14,216.55             14,178.23             14,018.11
 3/31/2014           14,282.69             14,216.36             14,058.76
 4/30/2014           14,417.38             14,307.88             14,129.31
 5/31/2014           14,570.63             14,437.19             14,261.00
 6/30/2014           14,716.84             14,559.03             14,382.61
 7/31/2014           14,604.62             14,375.51             14,196.82
 8/31/2014           14,744.01             14,584.45             14,385.78
 9/30/2014           14,528.89             14,276.29             14,108.70
10/31/2014           14,595.51             14,411.65             14,264.48
11/30/2014           14,535.31             14,295.29             14,179.85
12/31/2014           14,290.31             14,049.74             13,967.61
 1/31/2015           14,307.20             14,110.14             14,043.60

                                   [END OF CHART]

                        Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                    o TOP 10 HOLDINGS* - 1/31/15 o
                           (% of Net Assets)

                                              COUPON RATE %     % OF NET ASSETS
                                             -----------------------------------
NuStar Logistics, LP, 7.63% .................     7.63%              2.1%

StanCorp Financial Group, Inc. ..............     6.90%              1.2%

Glen Meadow Pass-Through
   Trust ....................................     6.51%              1.1%

QBE Capital Funding III Ltd. ................     7.25%              1.1%

PPL Capital Funding, Inc. ...................     6.70%              1.1%

Lincoln National Corp. ......................     7.00%              1.1%

Dairy Farmers of America, Inc.,
   7.88%, cumulative redeemable,
   perpetual ................................     7.88%              1.0%

Textron Financial Corp. .....................     6.00%              0.9%

L Brands, Inc. ..............................     6.95%              0.9%

Hawaiian Airlines Pass-Through
   Trust ....................................     4.95%              0.9%

You will find a complete list of securities that the Fund owns on pages 15-36.

*Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o ASSET ALLOCATION - 1/31/15 o

                     [CHART OF ASSET ALLOCATION - 1/31/15]

FINANCIALS                                                           25.4%
ENERGY                                                               15.6%
CONSUMER DISCRETIONARY                                               11.8%
INDUSTRIALS                                                          10.3%
MATERIALS                                                             9.3%
UTILITIES                                                             6.9%
TELECOMMUNICATION SERVICES                                            6.5%
CONSUMER STAPLES                                                      3.7%
INFORMATION TECHNOLOGY                                                3.0%
HEALTH CARE                                                           2.2%
EXCHANGE-TRADED FUNDS*                                                0.4%
MONEY MARKET INSTRUMENTS                                              3.6%

                                         [END OF CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*The Fund may rely on certain Securities and Exchange Commission exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)         SECURITY                                           RATE       MATURITY       (000)
------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (62.9%)

              CONSUMER DISCRETIONARY (10.0%)
              ------------------------------
              ADVERTISING (0.5%)
  $  1,000    Acosta, Inc. (a)                                   7.75%    10/01/2022   $   1,012
     1,000    Advantage Sales & Marketing Inc.(b)                7.50      7/25/2022         983
     5,000    Checkout Holding Corp.(b)                          7.75      4/11/2022       4,525
     5,000    Clear Channel Worldwide Holdings, Inc.             7.63      3/15/2020       5,300
                                                                                       ---------
                                                                                          11,820
                                                                                       ---------
              APPAREL RETAIL (1.0%)
    18,162    L Brands, Inc.                                     6.95      3/01/2033      19,660
     2,362    L Brands, Inc.                                     7.60      7/15/2037       2,687
                                                                                       ---------
                                                                                          22,347
                                                                                       ---------
              AUTOMOTIVE RETAIL (0.5%)
     5,000    CST Brands, Inc.                                   5.00      5/01/2023       5,100
     5,000    Group 1 Automotive, Inc.(a)                        5.00      6/01/2022       4,962
     1,400    Murphy Oil USA, Inc.                               6.00      8/15/2023       1,488
                                                                                       ---------
                                                                                          11,550
                                                                                       ---------
              BROADCASTING (0.5%)
     2,240    iHeartCommunications, Inc.(b)                      6.92      1/30/2019       2,092
     4,310    iHeartCommunications, Inc.(b)                      7.67      7/30/2019       4,084
     4,000    Univision Communications, Inc.(a)                  8.50      5/15/2021       4,310
                                                                                       ---------
                                                                                          10,486
                                                                                       ---------
              CABLE & SATELLITE (1.3%)
     5,000    Cablevision Systems Corp.                          8.00      4/15/2020       5,657
     5,000    CCO Holdings, LLC                                  6.63      1/31/2022       5,306
     5,000    CCO Holdings, LLC                                  5.75      1/15/2024       5,081
     1,000    CCO Safari, LLC(b)                                 4.25      9/12/2021       1,006
     5,000    Cequel Communications Holdings I, LLC &
               Cequel Capital Corp.(a)                           6.38      9/15/2020       5,225
     5,000    Mediacom Broadband, LLC                            6.38      4/01/2023       5,225
                                                                                       ---------
                                                                                          27,500
                                                                                       ---------
              CASINOS & GAMING (2.8%)
     4,000    Caesar's Entertainment Operating Co., Inc.(c)      8.50      2/15/2020       3,100
     9,900    Caesar's Entertainment Resort Properties, LLC(b)   7.00     10/11/2020       9,472

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)         SECURITY                                           RATE       MATURITY       (000)
------------------------------------------------------------------------------------------------
  $  5,000    Chester Downs & Marina, LLC (a)                    9.25%     2/01/2020   $   3,625
     1,500    Eldorado Resorts, LLC(a)                           8.63      6/15/2019       1,582
     7,500    Golden Nugget Escrow, Inc.(a)                      8.50     12/01/2021       7,491
     2,472    Inn of the Mountain Gods Resort & Casino (a)       9.25     11/30/2020       2,385
     4,000    Isle of Capri Casinos                              8.88      6/15/2020       4,250
     5,000    Marina District Finance Co., Inc.                  9.88      8/15/2018       5,256
     8,000    MGM Resorts International                          8.63      2/01/2019       9,060
     3,050    MTR Gaming Group, Inc.                            11.50      8/01/2019       3,317
     5,000    Pinnacle Entertainment, Inc.                       8.75      5/15/2020       5,275
     5,000    Scientific Games International, Inc.               6.25      9/01/2020       3,525
     3,000    Scientific Games International, Inc.(a)            7.00      1/01/2022       3,049
                                                                                       ---------
                                                                                          61,387
                                                                                       ---------
              DEPARTMENT STORES (0.3%)
     2,100    Macy's Retail Holdings, Inc.                       7.88      8/15/2036       2,293
     5,000    Neiman Marcus Group Ltd.(a)                        8.00     10/15/2021       5,200
                                                                                       ---------
                                                                                           7,493
                                                                                       ---------
              HOMEBUILDING (0.5%)
     4,000    Beazer Homes USA, Inc.                             9.13      5/15/2019       4,183
     2,000    D.R. Horton, Inc.                                  5.75      8/15/2023       2,155
     3,000    KB Home                                            7.50      9/15/2022       3,060
     2,000    Standard Pacific Corp.                             5.88     11/15/2024       1,995
                                                                                       ---------
                                                                                          11,393
                                                                                       ---------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     5,000    Royal Caribbean Cruises Ltd.                       5.25     11/15/2022       5,362
                                                                                       ---------
              MOVIES & ENTERTAINMENT (0.1%)
     2,000    Production Resource Group, Inc.                    8.88      5/01/2019       1,470
                                                                                       ---------
              PUBLISHING (0.9%)
       195    American Media, Inc.(a)                           13.50      6/15/2018         207
     4,987    Cengage Learning Acquisitions, Inc.(b)             7.00      3/31/2020       4,968
     5,886    McGraw-Hill Global Education Holdings, LLC(b)      5.75      3/22/2019       5,896
     7,500    McGraw-Hill Global Education Holdings, LLC         9.75      4/01/2021       8,344
                                                                                       ---------
                                                                                          19,415
                                                                                       ---------
              RESTAURANTS (0.2%)
     4,000    NPC International, Inc.                           10.50      1/15/2020       4,165
                                                                                       ---------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     2,962    Weight Watchers International, Inc.(b)             4.00      4/02/2020       2,012
                                                                                       ---------
              SPECIALTY STORES (0.7%)
     2,500    Guitar Center, Inc.(a)                             6.50      4/15/2019       2,069
     2,500    Guitar Center, Inc.(a)                             9.63      4/15/2020       1,600
     4,764    Harbor Freight Tools USA, Inc.(b)                  4.75      7/26/2019       4,767

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)         SECURITY                                           RATE       MATURITY       (000)
------------------------------------------------------------------------------------------------
  $  7,000    Toys R Us Property Co. II, LLC                     8.50%    12/01/2017   $   6,947
                                                                                       ---------
                                                                                          15,383
                                                                                       ---------
              TIRES & RUBBER (0.3%)
     5,000    Goodyear Tire & Rubber Co.                         6.50      3/01/2021       5,394
                                                                                       ---------
              Total Consumer Discretionary                                               217,177
                                                                                       ---------
              CONSUMER STAPLES (1.3%)
              -----------------------
              PACKAGED FOODS & MEAT (1.3%)
     5,000    B&G Foods, Inc.                                    4.63      6/01/2021       4,994
     2,750    Chiquita Brands International, Inc.                7.88      2/01/2021       2,994
    15,000    Kraft Foods Group, Inc.                            3.50      6/06/2022      15,748
     5,000    Smithfield Foods, Inc.(a)                          5.88      8/01/2021       5,150
                                                                                       ---------
                                                                                          28,886
                                                                                       ---------
              Total Consumer Staples                                                      28,886
                                                                                       ---------
              ENERGY (12.1%)
              --------------
              COAL & CONSUMABLE FUELS (0.2%)
     4,000    Alpha Natural Resources                            9.75      4/15/2018       1,420
     5,000    Arch Coal, Inc.                                    9.88      6/15/2019       1,450
     2,000    Peabody Energy Corp.                               7.88     11/01/2026       1,545
                                                                                       ---------
                                                                                           4,415
                                                                                       ---------
              OIL & GAS DRILLING (0.2%)
     3,000    Paragon Offshore plc(a)                            7.25      8/15/2024       1,463
     5,396    Schahin II Finance Co. SPV Ltd.(a)                 5.88      9/25/2023       3,197
                                                                                       ---------
                                                                                           4,660
                                                                                       ---------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
     3,000    Basic Energy Services                              7.75      2/15/2019       2,130
     2,000    Brand Energy & Infrastructure Service, Inc.(a)     8.50     12/01/2021       1,800
     1,500    Compressco Partners, LP & Compressco
              Finance Corp.(a)                                   7.25      8/15/2022       1,260
     5,000    Exterran Partners, LP                              6.00      4/01/2021       4,300
                                                                                       ---------
                                                                                           9,490
                                                                                       ---------
              OIL & GAS EXPLORATION & PRODUCTION (3.6%)
     5,000    Alta Mesa Holdings, LP                             9.63     10/15/2018       4,050
    10,000    Bill Barrett Corp.                                 7.00     10/15/2022       8,350
     5,000    BreitBurn Energy Partners, LP                      7.88      4/15/2022       3,225
     5,000    Carrizo Oil & Gas, Inc.                            8.63     10/15/2018       5,033
     5,000    Comstock Resources, Inc.                           7.75      4/01/2019       2,575
     5,000    EP Energy, LLC & Everest Acquisition Finance, Inc. 9.38      5/01/2020       5,062
     3,000    EV Energy Partners, LP                             8.00      4/15/2019       2,618
     3,000    Halcon Resources Corp.                             9.25      2/15/2022       1,995
     2,000    Magnum Hunter Resources Corp.                      9.75      5/15/2020       1,480

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)         SECURITY                                           RATE       MATURITY       (000)
------------------------------------------------------------------------------------------------
  $  5,000    PDC Energy, Inc.                                    7.75%   10/15/2022   $   4,850
     7,300    Penn Virginia Corp.                                 8.50     5/01/2020       6,095
     5,000    Quicksilver Resources, Inc.(b)                      7.00     6/21/2019       3,288
     3,000    Resolute Energy Corp.                               8.50     5/01/2020       1,200
     5,000    Rex Energy Corp.                                    8.88    12/01/2020       4,325
     6,000    Rosetta Resources, Inc.                             5.88     6/01/2022       5,670
     3,000    Sabine Oil & Gas Corp.                              7.50     9/15/2020         795
     7,250    Sabine Oil & Gas, LLC                               9.75     2/15/2017       2,809
     5,000    Samson Investment Co.(b)                            5.00     9/25/2018       3,139
     5,000    Samson Investment Co.                               9.75     2/15/2020       1,575
    10,000    Sandridge Energy, Inc.                              7.50     2/15/2023       6,800
     5,000    Ultra Petroleum Corp.(a)                            6.13    10/01/2024       4,300
                                                                                       ---------
                                                                                          79,234
                                                                                       ---------
              OIL & GAS REFINING & MARKETING (0.3%)
     1,000    Citgo Petroleum Corp.(a)                            6.25     8/15/2022         975
     5,000    Northern Tier Energy, LLC &
               Northern Tier Finance Corp.                        7.13    11/15/2020       5,100
                                                                                       ---------
                                                                                           6,075
                                                                                       ---------
              OIL & GAS STORAGE & TRANSPORTATION (7.3%)
     5,000    Atlas Pipeline, LP & Atlas Pipeline Finance Corp.   6.63    10/01/2020       5,062
     5,000    Blue Racer Midstream, LLC &
               Blue Racer Finance Corp.(a)                        6.13    11/15/2022       4,962
    10,000    Boardwalk Pipelines, LP                             4.95    12/15/2024      10,234
     5,000    Crestwood Midstream Partners, LP                    6.00    12/15/2020       4,900
     2,000    Crestwood Midstream Partners, LP                    6.13     3/01/2022       1,955
    15,000    DCP Midstream, LLC(a)                               5.85     5/21/2043      13,875
     2,500    Energy Transfer Equity, LP                          7.50    10/15/2020       2,794
     5,000    Energy Transfer Partners, LP                        3.25(d) 11/01/2066       4,450
    12,250    Enterprise Products Operating, LLC                  7.00     6/01/2067      12,439
     9,000    Enterprise Products Operating, LLC                  7.03     1/15/2068       9,817
     5,000    Genesis Energy, LP & Genesis Energy Finance Corp.   5.75     2/15/2021       4,738
     8,000    Martin Midstream Partners, LP                       7.25     2/15/2021       7,600
     3,000    NGL Energy Partners, LP(a)                          6.88    10/15/2021       2,918
    12,000    NGPL PipeCo, LLC(a)                                 7.12    12/15/2017      11,701
     3,000    NGPL PipeCo, LLC(a)                                 9.63     6/01/2019       2,951
     5,000    ONEOK, Inc.                                         4.25     2/01/2022       4,651
     5,000    Penn Virginia Resource Partners, LP                 6.50     5/15/2021       5,362
     5,000    Regency Energy Partners, LP                         5.88     3/01/2022       5,500
    13,000    Sabine Pass Liquefaction, LLC                       5.63     2/01/2021      13,081
     2,000    Sabine Pass LNG, LP                                 6.50    11/01/2020       2,040
     5,000    Southern Union Co.                                  3.25(d) 11/01/2066       3,950
     3,000    Targa Resources Partners, LP                        6.88     2/01/2021       3,158
     3,000    Targa Resources Partners, LP                        5.25     5/01/2023       3,000

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  3,000    TEPPCO Partners, LP                                          7.00%     6/01/2067   $   3,059
     5,000    Tesoro Logistics, LP & Tesoro Logistics Finance Corp.        6.13     10/15/2021       5,100
     1,000    Tesoro Logistics, LP & Tesoro Logistics Finance Corp. (a)    6.25     10/15/2022       1,020
    10,000    Williams Companies, Inc.                                     4.55      6/24/2024       9,300
                                                                                                 ---------
                                                                                                   159,617
                                                                                                 ---------
              Total Energy                                                                         263,491
                                                                                                 ---------
              FINANCIALS (13.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
     5,000    Main Street Capital Corp.                                   4.50      12/01/2019       5,162
    10,000    Prospect Capital Corp.                                      5.00       7/15/2019      10,345
     8,377    Walter Investment Management Corp.(b)                       4.75      12/19/2020       7,360
    10,000    Walter Investment Management Corp.                          7.88      12/15/2021       8,458
                                                                                                 ---------
                                                                                                    31,325
                                                                                                 ---------
              CONSUMER FINANCE (0.3%)
     4,000    American Express Co.                                        6.80       9/01/2066       4,230
     3,000    Credit Acceptance Corp. (a)                                 6.13       2/15/2021       3,015
                                                                                                 ---------
                                                                                                     7,245
                                                                                                 ---------
              DIVERSIFIED BANKS (0.8%)
     1,800    USB Realty Corp(a)                                          1.40(d)            -(e)    1,650
    15,000    Wells Fargo & Co.                                           3.50       3/08/2022      16,081
                                                                                                 ---------
                                                                                                    17,731
                                                                                                 ---------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000    Lehman Brothers Holdings, Inc.(c)                            5.75       4/25/2011        147
     1,500    Lehman Brothers Treasury Co. B.V.(c)                         6.88      12/29/2010        319
                                                                                                 ---------
                                                                                                       466
                                                                                                 ---------
              LIFE & HEALTH INSURANCE (3.2%)
     3,000    American Equity Investment Life Holding Co.                 6.63       7/15/2021       3,210
     3,000    Forethought Financial Group (a)                             8.63       4/15/2021       3,576
    23,000    Lincoln National Corp.                                      7.00       5/17/2066      23,000
     2,000    MetLife, Inc.                                              10.75       8/01/2069       3,310
    10,000    Prudential Financial, Inc.                                  5.20       3/15/2044      10,113
    25,465    StanCorp Financial Group, Inc.                              6.90       6/01/2067      26,420
                                                                                                 ---------
                                                                                                    69,629
                                                                                                 ---------
              MULTI-LINE INSURANCE (2.4%)
    21,299    Genworth Holdings, Inc.                                     6.15      11/15/2066      13,419
    25,000    Glen Meadow Pass-Through Trust(a)                           6.51       2/12/2067      24,531
    15,000    Nationwide Mutual Insurance Co.(a)                          2.53(d)   12/15/2024      15,032
                                                                                                 ---------
                                                                                                    52,982
                                                                                                 ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)         SECURITY                                           RATE       MATURITY       (000)
------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
  $  4,000    GE Capital Trust I                                 6.38%    11/15/2067   $   4,338
     5,000    General Electric Capital Corp.                     6.25              -(e)    5,535
     1,000    Washington Mutual Bank(c)                          5.55      6/16/2010         274
                                                                                       ---------
                                                                                          10,147
                                                                                       ---------
              PROPERTY & CASUALTY INSURANCE (1.6%)
    10,000    AmTrust Financial Services, Inc.                   6.13      8/15/2023      10,926
     1,950    Assured Guaranty Municipal Holdings, Inc.(a)       6.40     12/15/2066       1,662
     2,300    Assured Guaranty U.S. Holdings, Inc.               6.40     12/15/2066       2,024
     3,780    Hanover Insurance Group, Inc.                      8.21      2/03/2027       4,304
     5,400    Ironshore Holdings, Inc.(a)                        8.50      5/15/2020       6,498
     6,000    Liberty Mutual Group, Inc.(a)                      7.00      3/07/2067       6,165
     2,000    Zenith National Insurance Capital Trust I(a)       8.55      8/01/2028       1,930
                                                                                       ---------
                                                                                          33,509
                                                                                       ---------
              REGIONAL BANKS (1.3%)
     1,000    AmSouth Bancorp.                                   6.75     11/01/2025       1,226
     6,940    First Tennessee Capital II                         6.30      4/15/2034       6,805
     1,500    M&T Capital Trust I                                8.23      2/01/2027       1,515
     2,000    M&T Capital Trust II                               8.28      6/01/2027       2,033
    10,409    Regions Bank                                       6.45      6/26/2037      13,831
     1,790    Regions Financial Corp.                            7.38     12/10/2037       2,484
                                                                                       ---------
                                                                                          27,894
                                                                                       ---------
              REINSURANCE (0.1%)
     2,000    Alterra USA Holdings Ltd.(a)                       7.20      4/14/2017       2,193
                                                                                       ---------
              REITs - HEALTH CARE (0.5%)
     5,000    Aviv Heathcare Properties, LP                      6.00     10/15/2021       5,244
     2,000    CTR Partnership, LP & CareTrust Capital Corp.      5.88      6/01/2021       2,045
     4,000    Sabra Health Care, LP & Sabra Capital Corp.        5.50      2/01/2021       4,240
                                                                                       ---------
                                                                                          11,529
                                                                                       ---------
              REITs - RETAIL (0.1%)
     2,675    Brixmor, LLC                                       5.25      9/15/2015       2,708
                                                                                       ---------
              SPECIALIZED FINANCE (0.8%)
     1,500    MSCI, Inc.(a)                                      5.25     11/15/2024       1,567
    10,000    National Rural Utilities Cooperative Finance Corp. 4.75      4/30/2043       9,955
     5,000    PHH Corp.                                          6.38      8/15/2021       4,700
                                                                                       ---------
                                                                                          16,222
                                                                                       ---------
              THRIFTS & MORTGAGE FINANCE (0.2%)
     5,000    Ocwen Financial Corp.(a)                           6.63      5/15/2019       3,900
                                                                                       ---------
              Total Financials                                                           287,480
                                                                                       ---------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
              HEALTH CARE (1.8%)
              -----------------
              HEALTH CARE EQUIPMENT (0.2%)
  $  5,000    Universal Hospital Services, Inc.                             7.63%    8/15/2020   $   4,400
                                                                                                 ---------
              HEALTH CARE FACILITIES (0.7%)
     5,000    HCA, Inc.                                                     5.25     4/15/2025       5,456
     5,000    Kindred Healthcare, Inc.                                      6.38     4/15/2022       4,837
     2,000    Tenet Healthcare Corp.                                        8.00     8/01/2020       2,115
     2,000    Tenet Healthcare Corp.                                        4.50     4/01/2021       2,028
                                                                                                 ---------
                                                                                                    14,436
                                                                                                 ---------
              HEALTH CARE SERVICES (0.2%)
     2,500    21st Century Oncology Holdings, Inc.                          9.88     4/15/2017       2,413
     2,000    DaVita HealthCare Partners, Inc.                              5.13     7/15/2024       2,059
                                                                                                 ---------
                                                                                                     4,472
                                                                                                 ---------
              HEALTH CARE SUPPLIES (0.4%)
     1,000    DJO Finance, LLC                                              9.75    10/15/2017         985
     3,000    DJO Finance, LLC                                              7.75     4/15/2018       2,940
     1,000    Halyard Health, Inc.(a)                                       6.25    10/15/2022       1,022
     4,000    VWR Funding, Inc.                                             7.25     9/15/2017       4,201
                                                                                                 ---------
                                                                                                     9,148
                                                                                                 ---------
              PHARMACEUTICALS (0.3%)
     5,000    Mallinckrodt International Finance S.A.                       4.75     4/15/2023       4,762
     2,000    Valeant Pharmaceuticals International, Inc.(a)                6.38    10/15/2020       2,123
                                                                                                 ---------
                                                                                                     6,885
                                                                                                 ---------
              Total Health Care                                                                     39,341
                                                                                                 ---------
              INDUSTRIALS (8.7%)
              -----------------
              AEROSPACE & DEFENSE (0.9%)
    22,500    Textron Financial Corp.(a)                                    6.00     2/15/2067      20,475
                                                                                                 ---------
              AIRLINES (3.6%)
       432    America West Airlines, Inc. Pass-Through Trust                6.87     7/02/2018         451
       506    America West Airlines, Inc. Pass-Through Trust                7.12     7/02/2018         544
     4,568    American Airlines, Inc. "B" Pass-Through Trust                5.63     1/15/2021       4,728
     5,652    American Airlines, Inc. Pass-Through Trust(a)                 7.00     7/31/2019       6,034
     2,799    Continental Airlines, Inc. "B" Pass-Through Trust             6.25    10/11/2021       2,946
     5,000    Continental Airlines, Inc. Pass-Through Trust                 6.13     4/29/2018       5,250
     2,718    Continental Airlines, Inc. Pass-Through Trust                 5.50     4/29/2022       2,813
    19,439    Hawaiian Airlines Pass-Through Trust                          4.95     1/15/2022      19,002
     5,000    United Air Lines, Inc. "B" Pass-Through Trust                 5.38     2/15/2023       5,137
     3,144    United Air Lines, Inc. Pass-Through Trust(a)                 12.00     7/15/2017       3,396
     5,000    United Airlines, Inc. Pass-Through Trust                      4.63     3/03/2024       4,975
     6,924    US Airways Group, Inc. "B" Pass-Through Trust                 5.38     5/15/2023       7,114

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  5,000    US Airways Group, Inc. Pass-Through Trust                     5.45%    6/03/2018   $   5,075
     5,201    US Airways Group, Inc. Pass-Through Trust                     8.50    10/22/2018       5,695
     2,462    US Airways Group, Inc. Pass-Through Trust                     9.75     4/22/2020       2,745
     1,394    US Airways Group, Inc. Pass-Through Trust (INS)               7.08     9/20/2022       1,530
                                                                                                 ---------
                                                                                                    77,435
                                                                                                 ---------
              BUILDING PRODUCTS (0.2%)
     5,000    USG Corp.(a)                                                  8.38    10/15/2018       5,235
                                                                                                 ---------
              COMMERCIAL PRINTING (0.4%)
     6,000    R.R. Donnelley & Sons Co.                                     8.25     3/15/2019       6,960
     2,000    R.R. Donnelley & Sons Co.                                     6.00     4/01/2024       2,020
                                                                                                 ---------
                                                                                                     8,980
                                                                                                 ---------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     5,000    Navistar International Corp.                                  8.25    11/01/2021       4,900
                                                                                                 ---------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000    Artesyn Embedded Technologies, Inc.(a)                        9.75    10/15/2020         943
                                                                                                 ---------
              INDUSTRIAL MACHINERY (0.5%)
     5,000    Dynacast International, LLC                                   9.25     7/15/2019       5,381
     5,000    Stanley Black & Decker, Inc.                                  5.75    12/15/2053       5,447
                                                                                                 ---------
                                                                                                    10,828
                                                                                                 ---------
              MARINE (0.6%)
     1,000    Navios Maritime Acquisition Corp.(a)                          8.13    11/15/2021         952
     5,000    Navios Maritime Holdings, Inc.                                8.13     2/15/2019       3,975
    10,000    Navios Maritime Holdings, Inc.(a)                             7.38     1/15/2022       8,950
                                                                                                 ---------
                                                                                                    13,877
                                                                                                 ---------
              RAILROADS (0.1%)
     1,250    Florida East Coast Holdings Corp.(a)                          6.75     5/01/2019       1,237
                                                                                                 ---------
              TRADING COMPANIES & DISTRIBUTORS (1.5%)
     6,034    ILFC E-Capital Trust I (a)                                    4.37(d) 12/21/2065       5,649
    16,362    ILFC E-Capital Trust II (a)                                   6.25(d) 12/21/2065      15,585
     5,000    International Lease Finance Corp.                             8.63     1/15/2022       6,344
     2,000    Jurassic Holdings III, Inc. (a)                               6.88     2/15/2021       1,720
     4,000    United Rentals North America, Inc.                            5.75    11/15/2024       4,080
                                                                                                 ---------
                                                                                                    33,378
                                                                                                 ---------
              TRUCKING (0.6%)
     4,000    Avis Budget Car Rental, LLC &
               Avis Budget Finance, Inc.(a)                                 5.13     6/01/2022       4,020
     2,500    Avis Budget Car Rental, LLC &
               Avis Budget Finance, Inc.                                    5.50     4/01/2023       2,563

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  6,930    YRC Worldwide, Inc.(b)                                        8.25%    2/13/2019   $   6,791
                                                                                                 ---------
                                                                                                    13,374
                                                                                                 ---------
              Total Industrials                                                                    190,662
                                                                                                 ---------
              INFORMATION TECHNOLOGY (2.3%)
              ----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
     3,500    Avaya, Inc.(a)                                                7.00     4/01/2019       3,417
     3,500    Avaya, Inc.(a)                                               10.50     3/01/2021       2,883
                                                                                                 ---------
                                                                                                     6,300
                                                                                                 ---------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     4,750    First Data Corp.(a)                                           7.38     6/15/2019       4,994
     1,300    First Data Corp.(a)                                           6.75    11/01/2020       1,394
     5,200    First Data Corp.                                             11.25     1/15/2021       5,902
     4,000    Lender Processing Services, Inc.                              5.75     4/15/2023       4,255
     4,000    SunGard Data Systems, Inc.                                    6.63    11/01/2019       4,040
     1,743    SunGard Data Systems, Inc.(b)                                 4.00     3/08/2020       1,740
                                                                                                 ---------
                                                                                                    22,325
                                                                                                 ---------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
     5,000    Activision Blizzard, Inc.(a)                                  5.63     9/15/2021       5,369

              SYSTEMS SOFTWARE (0.5%)
     3,821    BMC Software Finance, Inc.(b)                                 5.00     9/10/2020       3,709
     2,000    BMC Software Finance, Inc.(a)                                 8.13     7/15/2021       1,758
     5,000    Sophia, LP(a)                                                 9.75     1/15/2019       5,356
                                                                                                 ---------
                                                                                                    10,823
                                                                                                 ---------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
     5,000    Denali Borrower, LLC & Denali Finance Corp.(a)                5.63    10/15/2020       5,362
                                                                                                 ---------
              Total Information Technology                                                          50,179
                                                                                                 ---------
              MATERIALS (3.6%)
              ---------------
              ALUMINUM (0.2%)
     4,000    Aleris International, Inc.                                    7.63     2/15/2018       3,925
                                                                                                 ---------
              COMMODITY CHEMICALS (0.4%)
     5,000    Hexion U.S. Finance Corp.                                     8.88     2/01/2018       4,300
     5,000    Hexion U.S. Finance Corp.                                     6.63     4/15/2020       4,722
                                                                                                 ---------
                                                                                                     9,022
                                                                                                 ---------
              DIVERSIFIED METALS & MINING (0.4%)
     5,000    Compass Minerals International, Inc.(a)                       4.88     7/15/2024       4,900
     4,000    Thompson Creek Metals Co., Inc.                               7.38     6/01/2018       2,970
                                                                                                 ---------
                                                                                                     7,870
                                                                                                 ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
              GOLD (0.0%)
  $  2,000    Allied Nevada Gold Corp.(a)                                   8.75%    6/01/2019   $     642
                                                                                                 ---------
              METAL & GLASS CONTAINERS (1.4%)
     2,000    Ardagh Packaging Finance plc(a)                               6.25     1/31/2019       1,955
     4,000    Ardagh Packaging Finance plc(a)                               9.13    10/15/2020       4,260
     4,975    BWAY Holding Co.(b)                                           5.50     8/14/2020       4,992
     8,500    Reynolds Group Issuer, Inc.                                   7.88     8/15/2019       8,999
     9,000    Reynolds Group Issuer, Inc.                                   9.88     8/15/2019       9,608
                                                                                                 ---------
                                                                                                    29,814
                                                                                                 ---------
              PAPER PACKAGING (0.3%)
     7,000    Sealed Air Corp.(a)                                           6.88     7/15/2033       7,245
                                                                                                 ---------
              PAPER PRODUCTS (0.1%)
     2,375    Verso Paper Holdings, LLC(a),(f)                             13.00     8/01/2020       1,532
                                                                                                 ---------
              STEEL (0.8%)
    10,456    Allegheny Ludlum Corp.                                        6.95    12/15/2025      11,862
     2,600    Edgen Murray Corp.(a)                                         8.75    11/01/2020       2,837
     4,000    JMC Steel Group(a)                                            8.25     3/15/2018       3,325
                                                                                                 ---------
                                                                                                    18,024
                                                                                                 ---------
              Total Materials                                                                       78,074
                                                                                                 ---------
              TELECOMMUNICATION SERVICES (5.0%)
              --------------------------------
              ALTERNATIVE CARRIERS (0.2%)
     5,000    Level 3 Financing, Inc.                                       6.13     1/15/2021       5,213
                                                                                                 ---------
              INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
    10,000    CenturyLink, Inc.                                             5.80     3/15/2022      10,575
     5,000    Cogent Communications Finance, Inc.(a)                        5.63     4/15/2021       4,900
     5,000    Frontier Communications Corp.                                 7.63     4/15/2024       5,313
     3,000    Frontier Communications Corp.                                 6.88     1/15/2025       3,049
     9,000    Frontier Communications Corp.                                 9.00     8/15/2031       9,765
    10,000    Verizon Communications, Inc.                                  4.50     9/15/2020      11,043
    10,000    Windstream Corp.                                              7.50     6/01/2022      10,012
     3,000    Windstream Corp.                                              6.38     8/01/2023       2,775
                                                                                                 ---------
                                                                                                    57,432
                                                                                                 ---------
              WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    12,000    Sprint Communications, Inc.                                   7.00     8/15/2020      12,150
     6,000    Sprint Communications, Inc.                                   6.00    11/15/2022       5,617
    10,000    Sprint Corp.                                                  7.25     9/15/2021      10,035
     5,000    Sprint Corp.                                                  7.88     9/15/2023       5,094
     4,000    T-Mobile USA, Inc.                                            6.63    11/15/2020       4,174
     4,500    T-Mobile USA, Inc.                                            6.13     1/15/2022       4,646

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  5,000    T-Mobile USA, Inc.                                            6.50%    1/15/2024   $   5,200
                                                                                                 ---------
                                                                                                    46,916
                                                                                                 ---------
              Total Telecommunication Services                                                     109,561
                                                                                                 ---------
              UTILITIES (4.9%)
              ---------------
              ELECTRIC UTILITIES (2.0%)
        43    FPL Energy National Wind Portfolio, LLC(a)                    6.13     3/25/2019          44
        91    FPL Energy Wind Funding, LLC(a)                               6.88     6/27/2017          92
     2,000    NextEra Energy Capital Holdings, Inc.                         6.35    10/01/2066       1,991
     2,000    NextEra Energy Capital Holdings, Inc.                         6.65     6/15/2067       2,029
     2,000    NextEra Energy Capital Holdings, Inc.                         7.30     9/01/2067       2,146
    24,630    PPL Capital Funding, Inc.                                     6.70     3/30/2067      24,129
    17,134    Texas Competitive Electric Holdings Co., LLC(b)               4.66    10/10/2017      10,737
     3,000    Texas Competitive Electric Holdings Co., LLC(a),(c)          11.50    10/01/2020       2,047
                                                                                                 ---------
                                                                                                    43,215
                                                                                                 ---------
              GAS UTILITIES (0.2%)
     4,000    Southern Star Central Corp.(a)                                5.13     7/15/2022       4,060
                                                                                                 ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.7%)
     7,000    AES Corp.                                                     7.38     7/01/2021       7,787
     5,000    Calpine Corp.                                                 5.75     1/15/2025       5,119
     4,000    DPL, Inc.(a)                                                  6.75    10/01/2019       4,100
     5,000    Dynegy Finance I , Inc. & Dynegy Finance II, Inc.(a)          7.38    11/01/2022       5,169
    15,000    Genon Energy, Inc.                                            9.88    10/15/2020      14,625
     1,500    TerraForm Power Operating, LLC(a)                             5.88     2/01/2023       1,536
                                                                                                 ---------
                                                                                                    38,336
                                                                                                 ---------
              MULTI-UTILITIES (1.0%)
    10,790    Integrys Energy Group, Inc.                                   6.11    12/01/2066      10,854
    11,025    Puget Sound Energy, Inc.                                      6.97     6/01/2067      11,232
                                                                                                 ---------
                                                                                                    22,086
                                                                                                 ---------
              Total Utilities                                                                      107,697
                                                                                                 ---------
              Total Corporate Obligations (cost: $1,361,710)                                     1,372,548
                                                                                                 ---------

              EURODOLLAR AND YANKEE OBLIGATIONS (12.9%)

              CONSUMER DISCRETIONARY (0.7%)
              ----------------------------
              CABLE & SATELLITE (0.7%)
     2,000    Altice Finco S.A. (a)                                         7.63     2/15/2025       2,000
     2,000    Altice S.A. (a)                                               7.75     5/15/2022       2,075
     2,000    Altice S.A. (a)                                               7.63     2/15/2025       2,000
     3,000    Numericable Group S.A. (a)                                    4.88     5/15/2019       3,011

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  5,000    Numericable Group S.A.(a)                                     6.00%    5/15/2022   $   5,121
                                                                                                 ---------
                                                                                                    14,207
                                                                                                 ---------
              Total Consumer Discretionary                                                          14,207
                                                                                                 ---------
              CONSUMER STAPLES (0.4%)
              ----------------------
              PACKAGED FOODS & MEAT (0.4%)
     1,000    JBS Investments GmbH(a)                                       7.25     4/03/2024         995
     5,000    JBS USA, LLC(a)                                               5.88     7/15/2024       4,838
     3,000    Minerva Luxembourg S.A.                                       7.75     1/31/2023       2,895
                                                                                                 ---------
                                                                                                     8,728
                                                                                                 ---------
              Total Consumer Staples                                                                 8,728
                                                                                                 ---------
              FINANCIALS (3.2%)
              ----------------
              DIVERSIFIED BANKS (0.7%)
     1,000    Barclays Bank plc(a)                                          5.93             -(e)    1,052
     3,500    BayernLB Capital Trust l                                      6.20             -(e)    3,113
     5,000    Royal Bank of Scotland Group plc                              7.64             -(e)    5,375
     5,000    Royal Bank of Scotland Group plc                              9.50     3/16/2022       5,659
                                                                                                 ---------
                                                                                                    15,199
                                                                                                 ---------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000    Deutsche Bank Capital Trust IV                                4.59             -(e)    4,850
                                                                                                 ---------
              LIFE & HEALTH INSURANCE (0.1%)
     2,000    Great-West Life & Annuity Insurance Capital, LP(a)            7.15     5/16/2046       2,080
                                                                                                 ---------
              MULTI-LINE INSURANCE (0.3%)
     5,000    AXA S.A.(a)                                                   6.46             -(e)    5,356
                                                                                                 ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000    ING Capital Funding Trust III                                 3.86(d)          -(e)    1,980
     6,986    ING Groep N.V.                                                5.78             -(e)    7,126
                                                                                                 ---------
                                                                                                     9,106
                                                                                                 ---------
              PROPERTY & CASUALTY INSURANCE (1.3%)
    22,000    QBE Capital Funding III Ltd.(a)                               7.25     5/24/2041      24,231
     4,000    XLIT Ltd.                                                     6.50             -(e)    3,610
                                                                                                 ---------
                                                                                                    27,841
                                                                                                 ---------
              REINSURANCE (0.2%)
     5,000    Swiss Re Capital I, LP (a)                                    6.85             -(e)    5,258
                                                                                                 ---------
              Total Financials                                                                      69,690
                                                                                                 ---------
              INDUSTRIALS (1.4%)
              -----------------
              AEROSPACE & DEFENSE (0.1%)
     2,000    Bombardier, Inc.(a)                                           6.13     1/15/2023       1,900
                                                                                                 ---------

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
              AIRLINES (1.1%)
  $  1,000    Air Canada (a)                                                7.75%    4/15/2021   $   1,044
    11,078    Air Canada "B" Pass-Through Trust(a)                          5.38    11/15/2022      11,466
     2,500    Air Canada "C" Pass-Through Trust(a)                          6.63     5/15/2018       2,576
     8,034    Virgin Australia Holdings Ltd. Pass-Through Trust(a)          7.13    10/23/2018       8,154
                                                                                                 ---------
                                                                                                    23,240
                                                                                                 ---------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     5,250    Ashtead Capital, Inc.(a)                                      6.50     7/15/2022       5,696
                                                                                                 ---------
              Total Industrials                                                                     30,836
                                                                                                 ---------
              INFORMATION TECHNOLOGY (0.3%)
              ----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     2,000    MMI International Ltd.(a)                                     8.00     3/01/2017       2,000
                                                                                                 ---------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     4,000    Global A&T Electronics(a)                                    10.00     2/01/2019       3,730
                                                                                                 ---------
              Total Information Technology                                                           5,730
                                                                                                 ---------
              MATERIALS (4.8%)
              ---------------
              COMMODITY CHEMICALS (0.5%)
    10,000    Braskem Finance Ltd.                                          6.45     2/03/2024       9,775
                                                                                                 ---------
              CONSTRUCTION MATERIALS (0.5%)
     1,000    CEMEX Finance, LLC(a)                                         9.38    10/12/2022       1,106
     1,500    CEMEX Finance, LLC(a)                                         6.00     4/01/2024       1,416
       132    CEMEX S.A. de C.V.(a)                                         9.00     1/11/2018         138
     3,000    CEMEX S.A. de C.V.(a)                                         6.50    12/10/2019       3,037
     5,000    Companhia Brasileira de Aluminio(a)                           4.75     6/17/2024       4,775
                                                                                                 ---------
                                                                                                    10,472
                                                                                                 ---------
              DIVERSIFIED METALS & MINING (0.7%)
       700    First Quantum Minerals Ltd.(a)                                7.25     5/15/2022         586
    10,000    Glencore Funding, LLC(a)                                      4.13     5/30/2023       9,671
     1,000    Imperial Metals Corp.(a)                                      7.00     3/15/2019         880
     5,000    Vedanta Resources plc(a)                                      8.25     6/07/2021       4,547
                                                                                                 ---------
                                                                                                    15,684
                                                                                                 ---------
              GOLD (1.5%)
     3,000    AuRico Gold, Inc.(a)                                          7.75     4/01/2020       2,925
     5,000    Eldorado Gold Corp.(a)                                        6.13    12/15/2020       4,956
     5,000    New Gold, Inc.(a)                                             6.25    11/15/2022       4,963
     4,000    Newcrest Finance Property Ltd.(a)                             4.20    10/01/2022       3,782
    20,000    St. Barbara Ltd.(a)                                           8.88     4/15/2018      16,100
                                                                                                 ---------
                                                                                                    32,726
                                                                                                 ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.3%)
  $  6,200    Smurfit Kappa Treasury Funding Ltd.                           7.50%   11/20/2025   $   7,301
                                                                                                 ---------
              PAPER PRODUCTS (0.2%)
     5,000    Sappi Papier Holding GmbH(a)                                  6.63     4/15/2021       5,150
                                                                                                 ---------
              PRECIOUS METALS & MINERALS (0.2%)
     5,000    Fresnillo plc(a)                                              5.50    11/13/2023       5,219
                                                                                                 ---------
              STEEL (0.9%)
    15,000    ArcelorMittal                                                 7.50    10/15/2039      15,600
     5,000    FMG Resources (August 2006) Proprietary Ltd.(a)               6.88     4/01/2022       3,944
                                                                                                 ---------
                                                                                                    19,544
                                                                                                 ---------
              Total Materials                                                                      105,871
                                                                                                 ---------
              TELECOMMUNICATION SERVICES (0.4%)
              --------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     5,000    Digicel Ltd.(a)                                               6.00     4/15/2021       4,700
     3,000    NII Capital Corp.(c)                                          8.88    12/15/2019       1,320
     3,500    NII International Telecom SCA(a),(c)                          7.88     8/15/2019       3,115
                                                                                                 ---------
                                                                                                     9,135
                                                                                                 ---------
              Total Telecommunication Services                                                       9,135
                                                                                                 ---------
              UTILITIES (1.7%)
              ---------------
              ELECTRIC UTILITIES (1.3%)
     5,000    EDP Finance B.V.(a)                                           5.25     1/14/2021       5,339
    10,000    Electricite De France S.A.(a)                                 5.25             -(e)   10,525
    10,975    Enel S.p.A.(a)                                                8.75     9/24/2073      13,057
                                                                                                 ---------
                                                                                                    28,921
                                                                                                 ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     7,000    AES Gener S.A.(a)                                             8.38    12/18/2073       7,595
                                                                                                 ---------
              Total Utilities                                                                       36,516
                                                                                                 ---------
              Total Eurodollar and Yankee Obligations (cost: $265,650)                             280,713
                                                                                                 ---------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              ----------------
     2,911    Wells Fargo Mortgage Backed Securities Trust
               (cost: $2,820)                                               4.21(d)  4/25/2035       2,795
                                                                                                 ---------

              COMMERCIAL MORTGAGE SECURITIES (4.8%)

              FINANCIALS (4.8%)
              ----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.8%)
     2,444    Banc of America Commercial Mortgage, Inc.(a)                  5.28    12/10/2042       2,384

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
  $  6,900    Banc of America Commercial Mortgage, Inc.                     5.42%   10/10/2045   $   7,177
         6    Banc of America Commercial Mortgage, Inc.(a)                  5.64     9/10/2047           6
       485    Banc of America Commercial Mortgage, Inc.(a)                  6.14     9/10/2047         494
     5,000    Banc of America Commercial Mortgage, Inc.                     6.27     2/10/2051       5,379
     2,500    Bear Stearns Commercial Mortgage Securities, Inc.             5.43    12/11/2040       2,478
     8,610    Bear Stearns Commercial Mortgage Securities, Inc.(a)          5.66     9/11/2041       8,356
     5,000    Bear Stearns Commercial Mortgage Securities, Inc.             5.57     1/12/2045       5,205
     5,278    CD Commercial Mortgage Trust                                  5.69    10/15/2048       5,216
     2,500    Citigroup Commercial Mortgage Trust                           5.77     3/15/2049       2,604
     5,497    Citigroup Commercial Mortgage Trust                           6.15    12/10/2049       5,583
    15,000    Credit Suisse Commercial Mortgage Pass-Through
               Trust                                                        0.36     2/15/2040      13,831
     7,110    GE Capital Commercial Mortgage Corp.                          5.28     3/10/2044       7,213
     5,000    GE Capital Commercial Mortgage Corp.                          5.31    11/10/2045       5,039
     1,363    GMAC Commercial Mortgage Securities, Inc.                     4.97    12/10/2041       1,393
     2,830    J.P. Morgan Chase Commercial Mortgage Securities
                Corp.                                                       4.97     9/12/2037       2,700
     3,750    Merrill Lynch Mortgage Trust                                  5.24     7/12/2038       3,700
     5,000    Merrill Lynch Mortgage Trust                                  5.69     5/12/2039       5,040
     5,000    Merrill Lynch Mortgage Trust                                  5.05     8/12/2039       5,003
     4,000    Morgan Stanley Capital I Trust                                5.49     3/12/2044       4,029
     1,445    Morgan Stanley Capital I, Inc.                                5.17     8/13/2042       1,460
     2,000    Wachovia Bank Commercial Mortgage Trust(a)                    4.99     5/15/2044       1,991
     4,000    Wachovia Bank Commercial Mortgage Trust                       5.36    12/15/2044       4,063
     5,000    Wachovia Bank Commercial Mortgage Trust                       5.37    11/15/2048       5,050
                                                                                                 ---------
                                                                                                   105,394
                                                                                                 ---------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       587    Credit Suisse First Boston Corp.,
               acquired 6/13/2003; cost $29(g)                              1.78     5/17/2040          24
                                                                                                 ---------
              Total Financials                                                                     105,418
                                                                                                 ---------
              Total Commercial Mortgage Securities (cost: $101,697)                                105,418
                                                                                                 ---------

              MUNICIPAL BONDS (0.0%)
              CASINOS & GAMING (0.0%)
     5,142    Mashantucket (Western) Pequot Tribe (f) (cost: $2,915)        7.35     7/01/2026         910
                                                                                                 ---------

              EXCHANGE-TRADED FUNDS (0.4%)

              EXCHANGE-TRADED FUNDS (0.4%)
       198    SPDR Barclays High Yield Bond Fund (cost: $8,043)                                      7,696
                                                                                                 ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (14.0%)

              COMMON STOCKS (5.3%)

              CONSUMER DISCRETIONARY (1.1%)
              ----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400    LVMH Moet Hennessy Louis Vuitton S.A. ADR                                   $   1,881
                                                                                          ---------
              AUTO PARTS & EQUIPMENT (0.3%)
    33,600    Johnson Controls, Inc.                                                          1,562
    58,059    Lear Corp.                                                                      5,826
                                                                                          ---------
                                                                                              7,388
                                                                                          ---------
              CABLE & SATELLITE (0.4%)
    23,483    Charter Communications, Inc. "A"*                                               3,549
    72,680    Comcast Corp. "A"                                                               3,862
                                                                                          ---------
                                                                                              7,411
                                                                                          ---------
              CASINOS & GAMING (0.0%)
    13,500    Las Vegas Sands Corp.                                                             734
                                                                                          ---------
              GENERAL MERCHANDISE STORES (0.1%)
    30,435    Target Corp.                                                                    2,240
                                                                                          ---------
              HOME FURNISHINGS (0.1%)
    54,070    Tempur Sealy International, Inc.*                                               2,976
                                                                                          ---------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400    Hyatt Hotels Corp. "A"*                                                         1,429
                                                                                          ---------
              Total Consumer Discretionary                                                   24,059
                                                                                          ---------
              CONSUMER STAPLES (0.3%)
              ----------------------
              DRUG RETAIL (0.1%)
    28,400    CVS Health Corp.                                                                2,788
                                                                                          ---------
              HOUSEHOLD PRODUCTS (0.1%)
    11,242    Kimberly-Clark Corp.                                                            1,214
                                                                                          ---------
              PACKAGED FOODS & MEAT (0.1%)
    15,530    Keurig Green Mountain, Inc.                                                     1,903
                                                                                          ---------
              Total Consumer Staples                                                          5,905
                                                                                          ---------
              ENERGY (0.3%)
              ------------
              INTEGRATED OIL & GAS (0.1%)
     8,522    Chevron Corp.                                                                     874
    32,263    Royal Dutch Shell plc ADR "A"                                                   1,982
                                                                                          ---------
                                                                                              2,856
                                                                                          ---------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602    Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(g),(h)            1,324
                                                                                          ---------

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    22,883    Thunderbird Resources Equity, Inc., acquired 5/27/2014; cost $1,821*(g),(h) $   1,821
                                                                                          ---------
              Total Energy                                                                    6,001
                                                                                          ---------
              FINANCIALS (1.2%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   202,000    Prospect Capital Corp.                                                          1,667
                                                                                          ---------
              DIVERSIFIED BANKS (0.0%)
    18,507    JPMorgan Chase & Co.                                                            1,006
                                                                                          ---------
              LIFE & HEALTH INSURANCE (0.0%)
    21,952    MetLife, Inc.                                                                   1,021
                                                                                          ---------
              REGIONAL BANKS (0.2%)
    27,800    BB&T Corp.                                                                        981
   151,918    KeyCorp                                                                         1,973
   201,207    Regions Financial Corp.                                                         1,751
                                                                                          ---------
                                                                                              4,705
                                                                                          ---------
              REITs - MORTGAGE (0.5%)
   140,100    Hatteras Financial Corp.                                                        2,547
   475,600    MFA Financial, Inc.                                                             3,729
   361,200    Two Harbors Investment Corp.                                                    3,727
                                                                                          ---------
                                                                                             10,003
                                                                                          ---------
              REITs - SPECIALIZED (0.2%)
    40,677    Crown Castle International Corp.                                                3,519
                                                                                          ---------
              SPECIALIZED FINANCE (0.1%)
    35,130    CME Group, Inc.                                                                 2,997
                                                                                          ---------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241    People's United Financial, Inc.                                                 1,621
                                                                                          ---------
              Total Financials                                                               26,539
                                                                                          ---------
              HEALTH CARE (0.4%)
              -----------------
              HEALTH CARE EQUIPMENT (0.0%)
     3,407    Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(g),(h)               233
                                                                                          ---------
              HEALTH CARE SUPPLIES (0.0%)
     1,405    Halyard Health, Inc.                                                               63
                                                                                          ---------
              PHARMACEUTICALS (0.4%)
    22,300    AbbVie, Inc.                                                                    1,346
    21,662    Johnson & Johnson                                                               2,169
    50,900    Merck & Co., Inc.                                                               3,068

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    27,607    Novartis AG ADR                                                             $   2,689
                                                                                          ---------
                                                                                              9,272
                                                                                          ---------
              Total Health Care                                                               9,568
                                                                                          ---------
              INDUSTRIALS (0.2%)
              -----------------
              AIRLINES (0.1%)
    46,000    United Continental Holdings, Inc.*                                              3,191
                                                                                          ---------
              COMMERCIAL PRINTING (0.0%)
     2,060    Quad Graphics, Inc.                                                                41
                                                                                          ---------
              INDUSTRIAL CONGLOMERATES (0.1%)
    83,000    General Electric Co.                                                            1,983
                                                                                          ---------
              Total Industrials                                                               5,215
                                                                                          ---------
              INFORMATION TECHNOLOGY (0.4%)
              ----------------------------
              APPLICATION SOFTWARE (0.1%)
     9,266    CDK Global, Inc.                                                                  418
                                                                                          ---------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798    Automatic Data Processing, Inc.                                                 2,294
                                                                                          ---------
              SEMICONDUCTORS (0.1%)
    74,500    Intel Corp.                                                                     2,462
                                                                                          ---------
              SYSTEMS SOFTWARE (0.1%)
    61,150    Microsoft Corp.                                                                 2,471
                                                                                          ---------
              Total Information Technology                                                    7,645
                                                                                          ---------
              MATERIALS (0.9%)
              ---------------
              COMMODITY CHEMICALS (0.2%)
    61,015    LyondellBasell Industries N.V. "A"                                              4,826
                                                                                          ---------
              CONSTRUCTION MATERIALS (0.1%)
       596    Panolam Holdings Co., acquired 1/20/2010; cost $315*(g),(h)                     1,139
                                                                                          ---------
              GOLD (0.1%)
   245,000    Alamos Gold, Inc.                                                               1,298
    56,750    Goldcorp, Inc.                                                                  1,364
    33,650    Newmont Mining Corp.                                                              846
                                                                                          ---------
                                                                                              3,508
                                                                                          ---------
              PAPER PRODUCTS (0.3%)
    54,650    Clearwater Paper Corp.*                                                         4,045
    39,300    International Paper Co.                                                         2,070
       534    Resolute Forest Products*                                                           9
   123,689    Verso Corp.*                                                                      260
                                                                                          ---------
                                                                                              6,384
                                                                                          ---------

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.2%)
   172,882    MPM Holdings, Inc.(h)                                                       $   4,581
                                                                                          ---------
              Total Materials                                                                20,438
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.3%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    50,503    AT&T, Inc.                                                                      1,662
    63,000    CenturyLink, Inc.                                                               2,342
    50,650    Verizon Communications, Inc.                                                    2,315
                                                                                          ---------
                                                                                              6,319
                                                                                          ---------
              Total Telecommunication Services                                                6,319
                                                                                          ---------
              UTILITIES (0.2%)
              ---------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   325,000    AES Corp.                                                                       3,972
                                                                                          ---------
              Total Common Stocks (cost: $87,347)                                           115,661
                                                                                          ---------

              PREFERRED STOCKS (8.7%)
              CONSUMER STAPLES (1.7%)
              ----------------------
              AGRICULTURAL PRODUCTS (1.7%)
   400,000    CHS, Inc., 7.10%, cumulative redeemable, perpetual                             10,545
   200,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    5,621
   200,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)     21,819
                                                                                          ---------
                                                                                             37,985
                                                                                          ---------
              Total Consumer Staples                                                         37,985
                                                                                          ---------
              ENERGY (3.2%)
              ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    17,000    Chesapeake Energy Corp., 5.75%, perpetual (a)                                  17,244
                                                                                          ---------
              OIL & GAS STORAGE & TRANSPORTATION (2.4%)
     5,061    Kinder Morgan Inc., 7.80%                                                       6,237
 1,730,117    NuStar Logistics, LP, 7.63%                                                    45,610
                                                                                          ---------
                                                                                             51,847
                                                                                          ---------
              Total Energy                                                                   69,091
                                                                                          ---------
              FINANCIALS (2.9%)
              ----------------
              CONSUMER FINANCE (0.5%)
     3,000    Ally Financial, Inc., 7.00%, perpetual(a)                                       3,015
   320,000    GMAC Capital Trust I, 8.13%, cumulative redeemable                              8,416
                                                                                          ---------
                                                                                             11,431
                                                                                          ---------
              DIVERSIFIED BANKS (0.3%)
     8,000    US Bancorp, 7.19%, perpetual                                                    6,793
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
$(000)SHARES  SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.3%)
   274,059    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                  $   6,852
                                                                                          ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    36,000    ING Groep N.V., 7.20%, perpetual                                                  934
    26,500    ING Groep N.V., 7.38%, perpetual                                                  683
                                                                                          ---------
                                                                                              1,617
                                                                                          ---------
              PROPERTY & CASUALTY INSURANCE (0.2%)
$    3,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                  2,993
                                                                                          ---------
              REGIONAL BANKS (0.1%)
     1,515    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                         1,545
                                                                                          ---------
              REINSURANCE (0.0%)
     3,000    American Overseas Group Ltd., 7.50%, non-cumulative,
                acquired 1/23/2007 - 3/02/2007; cost $3,109*(g),(h)                             750
                                                                                          ---------
              REITs - HOTEL & RESORT (0.3%)
   210,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                          5,353
                                                                                          ---------
              REITs - INDUSTRIAL (0.5%)
   185,741    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual              11,702
                                                                                          ---------
              REITs - OFFICE (0.3%)
   240,000    Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                 6,226
                                                                                          ---------
              REITs - RESIDENTIAL (0.3%)
   100,000    Equity Residential Properties Trust, depositary shares,
              Series K, 8.29%, cumulative redeemable, perpetual                               6,531
                                                                                          ---------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    20,000    Freddie Mac, 6.02%, perpetual*                                                     62
    80,000    Freddie Mac, 8.38%, perpetual*                                                    329
                                                                                          ---------
                                                                                                391
                                                                                          ---------
              Total Financials                                                               62,184
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.8%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   627,000    Qwest Corp., 7.38%                                                             16,747
                                                                                          ---------
              UTILITIES (0.1%)
              ---------------
              ELECTRIC UTILITIES (0.1%)
    29,100    Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                              3,121
                                                                                          ---------
              Total Preferred Stocks (cost: $179,961)                                       189,128
                                                                                          ---------
              Total Equity Securities (cost: $267,309)                                      304,789
                                                                                          ---------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                    COUPON                     VALUE
(000)         SECURITY                                                     RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.6%)

             COMMERCIAL PAPER (3.4%)

             ENERGY (3.1%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
  $  8,579   Talisman Energy, Inc. (a),(i)                                 0.65%    2/04/2015   $    8,579
    12,332   Talisman Energy, Inc. (a),(i)                                 0.65     2/05/2015       12,331
                                                                                                ----------
                                                                                                    20,910
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.1%)
    13,527   Enbridge Energy Partners, LP (a),(i)                          0.52     2/04/2015       13,527
     7,000   Enbridge, Inc.(a),(i)                                         0.55     2/10/2015        6,999
     5,368   Spectra Energy Capital, LLC(a),(i)                            0.40     2/03/2015        5,368
    10,110   Spectra Energy Partners, LP (a),(i)                           0.42     2/10/2015       10,109
    11,000   Williams Partners, LP (a),(i)                                 0.42     2/02/2015       11,000
                                                                                                ----------
                                                                                                    47,003
                                                                                                ----------
             Total Energy                                                                           67,913
                                                                                                ----------
             INDUSTRIALS (0.3%)
             ------------------
             INDUSTRIAL MACHINERY (0.3%)
     6,618   Pentair Finance S.A. (a),(i)                                  0.48     2/06/2015        6,617
                                                                                                ----------
             Total Commercial Paper                                                                 74,530
                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (0.2%)

             MATERIALS (0.2%)
             ----------------
             STEEL (0.2%)
     5,000   Illinois Finance Auth. (LOC - UniCredit Bank A.G.)            2.25     2/01/2037        5,000
                                                                                                ----------
             Total Money Market Instruments (cost: $79,530)                                         79,530
                                                                                                ----------
             TOTAL INVESTMENTS (COST: $2,089,673)                                               $2,154,399
                                                                                                ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

<TALE>
-----------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS          INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------
Corporate Obligations                       $      -         $1,372,548          $    -    $1,372,548
Eurodollar and Yankee Obligations                  -            280,713               -       280,713
Collateralized Mortgage Obligations                -              2,795               -         2,795
Commercial Mortgage Securities                     -            105,418               -       105,418
Municipal Bonds                                    -                910               -           910
Exchange-Traded Funds                          7,696                  -               -         7,696

Equity Securities:
  Common Stocks                              106,563              4,581           4,517       115,661
  Preferred Stocks                            25,163            163,215             750       189,128

Money Market Instruments:
  Commercial Paper                                 -             74,530               -        74,530
  Variable-Rate Demand Notes                       -              5,000               -         5,000
-----------------------------------------------------------------------------------------------------
Total                                       $139,422         $2,009,710          $5,267    $2,154,399
-----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------
                                                            COMMON STOCKS      PREFERRED STOCKS
-----------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                        $5,044                  $750
Purchases                                                               -
Sales                                                                 (12)                    -
Transfers into Level 3                                                  -                     -
Transfers out of Level 3                                                -                     -
Net realized gain (loss) on investments                              (957)                    -
Change in net unrealized appreciation/depreciation
of investments                                                        442                     -
-----------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                     $4,517                  $750
-----------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.0% of net assets at January 31, 2015.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

   the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

   interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT - Real estate investment trust

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

       mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) At January 31, 2015, the issuer was in default with respect to interest and/or principal payments.

   (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2015.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $5,291,000, which represented 0.2% of the Fund's net assets.

   (h) Security was fair valued at January 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $9,848,000, which represented 0.5% of the Fund's net assets.

   (i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   *   Non-income-producing security.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,089,673)         $2,154,399
   Cash                                                                           234
   Receivables:
       Capital shares sold                                                      1,702
       Dividends and interest                                                  32,730
       Securities sold                                                            321
                                                                           ----------
           Total assets                                                     2,189,386
                                                                           ----------
LIABILITIES
   Payables:
       Securities purchased                                                     4,180
       Capital shares redeemed                                                  1,295
   Accrued management fees                                                      1,026
   Accrued transfer agent's fees                                                   85
   Other accrued expenses and payables                                            103
                                                                           ----------
           Total liabilities                                                    6,689
                                                                           ----------
               Net assets applicable to capital shares outstanding         $2,182,697
                                                                           ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $2,124,846
   Accumulated undistributed net investment income                              1,848
   Accumulated net realized loss on investments                                (8,722)
   Net unrealized appreciation of investments                                  64,726
   Net unrealized depreciation of foreign currency translations                    (1)
                                                                           ----------
               Net assets applicable to capital shares outstanding         $2,182,697
                                                                           ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,394,605/165,333 shares outstanding)   $     8.44
                                                                           ==========
       Institutional Shares (net assets of $775,968/92,043
           shares outstanding)                                             $     8.43
                                                                           ==========
       Adviser Shares (net assets of $12,124/1,435 shares outstanding)     $     8.45
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $47)           $   8,500
     Interest                                                      63,096
                                                                ---------
               Total income                                        71,596
                                                                ---------
EXPENSES
     Management fees                                                6,212
     Administration and servicing fees:
          Fund Shares                                               1,101
          Institutional Shares                                        387
          Adviser Shares                                                8
     Transfer agent's fees:
          Fund Shares                                               1,136
          Institutional Shares                                        387
          Adviser Shares                                                3
     Distribution and service fees (Note 6E):
          Adviser Shares                                               13
     Custody and accounting fees:
          Fund Shares                                                 112
          Institutional Shares                                         57
          Adviser Shares                                                1
     Postage:
          Fund Shares                                                  43
          Institutional Shares                                         65
     Shareholder reporting fees:
          Fund Shares                                                  20
          Institutional Shares                                         15
     Trustees' fees                                                    12
     Registration fees:
          Fund Shares                                                  33
          Institutional Shares                                         13
          Adviser Shares                                                8
     Professional fees                                                 71
     Other                                                             18
                                                                ---------
               Total expenses                                       9,715
                                                                ---------
NET INVESTMENT INCOME                                              61,881
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
     Net realized gain (loss) on:
          Unaffiliated transactions                                (7,667)
          Affiliated transactions (Note 8)                             57
          Foreign currency transactions                                (3)
     Change in net unrealized appreciation/depreciation of:
               Investments                                        (99,607)
          Foreign currency translations                                (1)
                                                                ---------
               Net realized and unrealized loss                  (107,221)
                                                                ---------
     Decrease in net assets resulting from operations            $(45,340)
                                                                =========

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------

                                                                       1/31/2015    7/31/2014
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $   61,881   $  124,529
   Net realized gain (loss) on investments                                (7,610)      22,727
   Net realized loss on foreign currency transactions                         (3)           -
   Change in net unrealized appreciation/depreciation of
       Investments                                                       (99,607)      47,367
       Foreign currency translations                                          (1)           -
                                                                      -----------------------
   Increase (decrease) in net assets resulting from operations           (45,340)     194,623
                                                                      -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (39,718)    (79,590)
       Institutional Shares                                              (21,411)    (44,905)
       Adviser Shares                                                       (280)       (439)
                                                                      ----------------------
            Total distributions of net investment income                 (61,409)   (124,934)
                                                                      ----------------------
   Net realized gains:
       Fund Shares                                                       (10,575)    (24,229)
       Institutional Shares                                               (5,699)    (14,384)
       Adviser Shares                                                        (84)       (141)
                                                                      ----------------------
            Total distributions of net realized gains                    (16,358)    (38,754)
                                                                      ----------------------
       Distributions to shareholders                                     (77,767)   (163,688)
                                                                      ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           (46,955)    251,025
   Institutional Shares                                                   60,975     (18,088)
   Adviser Shares                                                          3,514       2,004
                                                                      ----------------------
       Total net increase in net assets from
            capital share transactions                                    17,534     234,941
                                                                      ----------------------
   Net increase (decrease) in net assets                                (105,573)    265,876
NET ASSETS
   Beginning of period                                                 2,288,270   2,022,394
                                                                      ----------------------
   End of period                                                      $2,182,697  $2,288,270
                                                                      ======================
Accumulated undistributed net investment income:
   End of period                                                      $    1,848  $    1,376
                                                                      ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

        asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

        be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note 1A3. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are supported by: values ascribed to the stock in recent equity compensation awards, values assigned in the recent restructuring, or discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                         FAIR VALUE AT                          SIGNIFICANT
                         JANUARY 31, 2015     VALUATION         UNOBSERVABLE
ASSETS                   ($ IN 000's)         TECHNIQUE(s)      INPUT(s)                      RANGE
---------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks            $1,372               Market            Revenue Multiple(a)     0.7x - 1.2x
                                              Comparables       EBITDA Multiple(a)     4.1x - 12.4x
                                                                 Discount for lack
                                                                 of marketability(b)            25%

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

    liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

H. REDEMPTION FEES - All share classes held in the Fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred redemption fees of $100,000, $1,000 and $7,000, respectively.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $6,000, which represents 3.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $143,632,000 and $120,150,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $159,181,000 and $94,455,000, respectively, resulting in net unrealized appreciation of $64,726,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                 SIX-MONTH PERIOD ENDED          YEAR ENDED
                                    JANUARY 31, 2015            JULY 31, 2014
                                 --------------------------------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                 --------------------------------------------------
FUND SHARES:
Shares sold                       21,288      $ 185,345      53,201      $ 470,320
Shares issued from reinvested
 dividends                         5,424         46,795      10,946         96,272
Shares redeemed*                 (32,109)      (279,095)    (35,733)      (315,567)
                                 -------------------------------------------------
Net increase (decrease) from
 capital share transactions       (5,397)     $ (46,955)     28,414      $ 251,025
                                 =================================================
INSTITUTIONAL SHARES:
Shares sold                       14,359      $ 125,365      20,459      $ 180,757
Shares issued from reinvested
 dividends                         3,070         26,464       6,603         58,002
Shares redeemed*                 (10,409)       (90,854)    (29,077)      (256,847)
                                 -------------------------------------------------
Net increase (decrease) from
 capital share transactions        7,020      $  60,975      (2,015)     $ (18,088)
                                 =================================================
ADVISER SHARES:
Shares sold                          559      $   4,858         342      $   3,030
Shares issued from reinvested
 dividends                            20            175          17            153
Shares redeemed*                    (177)        (1,519)       (134)        (1,179)
                                 -------------------------------------------------
Net increase from capital
 share transactions                  402      $   3,514         225      $   2,004
                                 =================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

    and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2015, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Yield Bond Funds Index over the performance period. The Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper High Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
-------------------------------------------------------------------
+/- 20 to 50                                 +/- 4
+/- 51 to 100                                +/- 5
+/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $6,212,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $390,000, $189,000, and $2,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.05%, and 0.04%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,101,000, $387,000, and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $35,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.15% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.20% of average net assets. For the six-month period ended January 31, 2015, there were no reimbursable expenses incurred by the Adviser Shares.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,136,000, $387,000, and $3,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of- funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.4
USAA Target Retirement Income Fund                                      0.9
USAA Target Retirement 2020 Fund                                        1.6
USAA Target Retirement 2030 Fund                                        2.0
USAA Target Retirement 2040 Fund                                        1.0
USAA Target Retirement 2050 Fund                                        0.1
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 617,000 shares which represent 43.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                       COST TO         NET REALIZED
      SELLER                  PURCHASER               PURCHASER    GAIN (LOSS) TO SELLER
----------------------------------------------------------------------------------------
USAA High Income Fund    USAA Income Fund             $5,040,000           $42,000

USAA High Income Fund    USAA Intermediate-Term
                         Bond Fund                     2,015,000            15,000

USAA Global Managed      USAA High Income Fund           820,000           (40,000)
Volatility Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                     YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2015          2014          2013          2012          2011          2010
                             --------------------------------------------------------------------------------
Net asset value at
 beginning of period         $     8.91   $      8.79    $     8.42    $     8.60    $     8.08    $     6.96
                             --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .24           .50           .55           .57           .60           .66
 Net realized and
  unrealized gain (loss)           (.41)          .29           .46          (.18)          .52          1.11
                             --------------------------------------------------------------------------------
Total from investment
 operations                        (.17)          .79          1.01           .39          1.12          1.77
                             --------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.24)         (.51)         (.53)         (.57)         (.60)         (.65)
 Realized capital gains            (.06)         (.16)         (.11)            -             -             -
 Redemption fees                    .00(f)        .00(f)          -             -             -             -
                             --------------------------------------------------------------------------------
Total distributions                (.30)         (.67)         (.64)         (.57)         (.60)         (.65)
                             --------------------------------------------------------------------------------
Net asset value at end
 of period                   $     8.44    $     8.91    $     8.79    $     8.42    $     8.60    $     8.08
                             ================================================================================
Total return (%)*                 (1.91)         9.35         12.39          4.99         14.28         26.15(a)
Net assets at end of
 period (000)                $1,394,605    $1,521,633    $1,250,728    $1,464,070    $1,482,706    $1,139,425
Ratios to average
 net assets:**
 Expenses (%)(b)                    .90(e)        .89           .94           .95           .90           .92(a)
 Net investment
   income (%)                      5.46(e)       5.71          6.15          6.96          7.06          8.43
Portfolio turnover (%)                6            21            47            52            54(d)         62(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $1,454,996,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -             -          (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+)  Represents less than 0.01% of average net assets.
(c) Reflects increased trading activity due to market volatility.
(d) Reflects decreased trading activity due to market volatility.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than $0.01 per share.

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                     YEAR ENDED JULY 31,
                               ------------------------------------------------------------------------
                                   2015         2014         2013         2012         2011        2010
                               ------------------------------------------------------------------------
Net asset value at
 beginning of period           $   8.91     $   8.78     $   8.41     $   8.60     $   8.08     $  6.95
                               ------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .25          .52          .54          .58          .62         .68
 Net realized and
  unrealized gain (loss)           (.43)         .29          .49         (.18)         .52        1.12
                               ------------------------------------------------------------------------
Total from investment
 operations                        (.18)         .81         1.03          .40         1.14        1.80
                               ------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.24)        (.52)        (.55)        (.59)        (.62)       (.67)
 Realized capital gains            (.06)        (.16)        (.11)           -            -           -
 Redemption fees                    .00(f)         -            -            -            -           -
                               ------------------------------------------------------------------------
Total distributions                (.30)        (.68)        (.66)        (.59)        (.62)       (.67)
                               ------------------------------------------------------------------------
Net asset value at
 end of period                 $   8.43     $   8.91     $   8.78     $   8.41     $   8.60     $  8.08
                               ========================================================================
Total return (%)*                 (1.97)        9.61        12.63         5.09        14.57       26.68
Net assets at end
 of period (000)               $775,968     $757,419     $764,558     $264,540     $146,535     $95,618
Ratios to average
 net assets:**
 Expenses (%)(b)                    .80(e)       .76          .76          .76          .65(a)      .63(a)
 Net investment
   income (%)                      5.56(e)      5.87         6.22         7.09         7.30        8.65
Portfolio turnover (%)                6           21           47           52           54(d)       62(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $768,135,000.
(a) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to .65% of the Institutional Shares' average net assets.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -            -         (.00%)(+)    (.00%)(+)    (.00%)(+)   (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Reflects increased trading activity due to market volatility.
(d) Reflects decreased trading activity due to market volatility.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED                                                     PERIOD ENDED
                               JANUARY 31,                 YEAR ENDED JULY 31,                   JULY 31,
                              -----------------------------------------------------------------------------
                                 2015                2014           2013           2012             2011***
                              -----------------------------------------------------------------------------
Net asset value at
 beginning of period          $  8.92              $ 8.79         $ 8.42         $ 8.60           $ 8.09
                              --------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .23                 .49            .52            .55              .55
 Net realized and
  unrealized gain (loss)         (.41)                .27            .47           (.19)             .54
                              --------------------------------------------------------------------------
Total from investment
 operations                      (.18)                .76            .99            .36             1.09
                              --------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.23)               (.48)          (.51)          (.55)            (.58)
 Realized capital gains          (.06)               (.16)          (.11)             -                -
 Redemption fees                  .00(e)              .01          .00(e)           .01                -
                              --------------------------------------------------------------------------
Total distributions              (.29)               (.63)          (.62)          (.54)            (.58)
                              --------------------------------------------------------------------------
Net asset value at end of
 period                       $  8.45              $ 8.92         $ 8.79         $ 8.42           $ 8.60
                              ==========================================================================
Total return (%)*               (2.04)               9.16          12.13           4.76            13.90
Net assets at end of
 period (000)                 $12,124              $9,218         $7,108         $5,711           $5,533
Ratios to average
 net assets:**
 Expenses (%)(b)                 1.17(a),(d)         1.19           1.20           1.20             1.20(a)
 Expenses, excluding
  reimbursements (%)(b)          1.17(a)             1.19           1.34           1.45             1.86(a)
 Net investment income (%)       5.20(a)             5.41           5.85           6.71             6.77(a)
Portfolio turnover (%)              6                  21             47             52               54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $10,576,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -                   -           (.00%)(+)      (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Reflects decreased trading activity due to market volatility.
(d) Effective December 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.15% of their annual average net assets. Prior to December 1, 2014, the
    Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.20% of their annual average net assets.
(e) Represents less than $0.01 per share.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                            BEGINNING             ENDING                 DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE            AUGUST 1, 2014 -
                                          AUGUST 1, 2014      JANUARY 31, 2015          JANUARY 31, 2015
                                          --------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00             $  980.90                   $4.49

Hypothetical
 (5% return before expenses)                 1,000.00              1,020.67                    4.58

INSTITUTIONAL SHARES
Actual                                       1,000.00                980.30                    3.99

Hypothetical
 (5% return before expenses)                 1,000.00              1,021.17                    4.08

ADVISER SHARES
Actual                                       1,000.00                979.60**                  5.84**

Hypothetical
(5% return before expenses)                  1,000.00              1,019.31**                  5.96**

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares, 0.80% for Institutional Shares, and 1.17% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.91)% for Fund Shares, (1.97)% for Institutional Shares, and (2.04)% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

** The Funds' annualized expense ratio of 1.17% for Adviser Shares above reflects a change effective December 1, 2014, in the Manager's voluntary expense limitation for the Adviser Shares from 1.20% to 1.15% of the Fund's annual net assets. Had the expense limitation of 1.15% been in effect for the entire six-month period of August 1, 2014, through January 31, 2015, the values in the table above would be as shown below.

                                                                                             EXPENSES PAID
                                              BEGINNING              ENDING                  DURING PERIOD*
                                            ACCOUNT VALUE         ACCOUNT VALUE             AUGUST 1, 2014 -
                                            AUGUST 1, 2014       JANUARY 31, 2015           JANUARY 31, 2015
                                            ----------------------------------------------------------------
ADVISER SHARES
Actual                                        $1,000.00              $  979.60                   $5.74

Hypothetical
(5% return before expenses)                    1,000.00               1,019.41                    5.85

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
OR CALL                                select `I want to...' and select
(800) 531-USAA                         the desired action.
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
    USAA                                                             PRSRT STD
    9800 Fredericksburg Road                                       U.S. Postage
    San Antonio, TX 78288                                              PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA       We know what it means to serve.(R)

   =============================================================================
   40051-0315                                (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.